      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 7, 1998



                                               1933 ACT REGISTRATION NO. 2-57526
                                              1940 ACT REGISTRATION NO. 811-2699

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                        POST-EFFECTIVE AMENDMENT NO. 44
                                     AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/
                                AMENDMENT NO. 40


                            ------------------------


                               AIM GROWTH SERIES
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181

                            ------------------------

  MICHAEL A. SILVER, ESQ.       SAMUEL D. SIRKO, ESQ.           ARTHUR J. BROWN, ESQ.
    INVESCO (NY), INC.          A I M ADVISORS, INC.           R. DARRELL MOUNTS, ESQ.
   50 CALIFORNIA STREET,         11 GREENWAY PLAZA,           KIRKPATRICK & LOCKHART LLP
        27TH FLOOR                    SUITE 100            1800 MASSACHUSETTS AVENUE, N.W.,
  SAN FRANCISCO, CA 94111    HOUSTON, TEXAS 77046 (713)               2ND FLOOR
(NAME AND ADDRESS OF AGENT            626-1919                  WASHINGTON, D.C. 20036
       FOR SERVICE)                                                 (202) 778-9000

                            ------------------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.
    / / ON               PURSUANT TO PARAGRAPH (b) OF RULE 485 OR SUCH OTHER
        DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION.

    / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

    /X/ ON SEPTEMBER 8, 1998 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485. / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
    / /  ON               PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.


    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


    CERTAIN SERIES OF THE AIM GROWTH SERIES ARE "FEEDER FUNDS" IN A "MASTER/FEEDER" FUND ARRANGEMENT. THIS POST-EFFECTIVE AMENDMENT NO. 44 INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR ONE MASTER TRUST, GROWTH PORTFOLIO.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               AIM GROWTH SERIES
                      CONTENTS OF POST-EFFECTIVE AMENDMENT

    THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF AIM GROWTH SERIES CONTAINS THE FOLLOWING DOCUMENTS:


Facing Sheet
Contents of Post-Effective Amendment
Cross-Reference Sheet
Part A     Prospectuses
                       --  AIM America Value Fund
                       --  AIM Europe Growth Fund
                       --  AIM International Growth Fund
                       --  AIM Japan Growth Fund
                       --  AIM Mid Cap Growth Fund
                       --  AIM New Pacific Growth Fund
                       --  AIM Small Cap Equity Fund
                       --  AIM Worldwide Growth Fund
           Prospectuses -- Advisor Class
                       --  AIM America Value Fund
                       --  AIM Europe Growth Fund
                       --  AIM International Growth Fund
                       --  AIM Japan Growth Fund
                       --  AIM Mid Cap Growth Fund
                       --  AIM New Pacific Growth Fund
                       --  AIM Small Cap Equity Fund
                       --  AIM Worldwide Growth Fund
Part B     Statements of Additional Information
                       --  AIM Equity Funds
                       --  AIM Small Cap Equity Fund and AIM America Value Fund
           Statements of Additional Information -- Advisor Class
                       --  AIM Equity Funds
                       --  AIM Small Cap Equity Fund and AIM America Value Fund
Part C     Other Information
Signature Pages
                       --  AIM Growth Series
                       --  Growth Portfolio
Exhibits

                               AIM GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                       PROSPECTUS -- CLASS A AND CLASS B


ITEM NO. OF
PART A OF FORM N-1A                                                CAPTIONS IN PROSPECTUS
--------------------------------------------  -----------------------------------------------------------------
 1.        Cover Page.......................  Cover Page
 2.        Synopsis.........................  Summary
 3.        Condensed Financial
            Information.....................  Financial Highlights
 4.        General Description of
            Registrant......................  Investment Objectives and Policies; Risk Factors; Management;
                                              General Information
 5.        Management of the Fund...........  Management
5A.        Management's Discussion of Fund
            Performance.....................  See Annual Report
 6.        Capital Stock and Other
            Securities......................  Dividends, Distributions and Tax Matters; General Information
 7.        Purchase of Securities Being
            Offered.........................  How to Purchase Shares; Exchange Privilege; Determination of Net
                                              Asset Value; Management; Terms and Conditions of Purchase of the
                                              AIM Funds; Special Plans
 8.        Redemption or Repurchase.........  How to Redeem Shares; Determination of Net Asset Value
 9.        Pending Legal Proceedings........  Not applicable

                               AIM GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                          PROSPECTUS -- ADVISOR CLASS


ITEM NO. OF
PART A OF FORM N-1A                                                CAPTIONS IN PROSPECTUS
--------------------------------------------  -----------------------------------------------------------------
 1.        Cover Page.......................  Cover Page
 2.        Synopsis.........................  Summary
 3.        Condensed Financial
            Information.....................  Financial Highlights
 4.        General Description of
            Registrant......................  Investment Objectives and Policies; Risk Factors; Management;
                                              General Information
 5.        Management of the Fund...........  Management
5A.        Management's Discussion of Fund
            Performance.....................  See Annual Report
 6.        Capital Stock and Other
            Securities......................  Dividends, Distributions and Tax Matters; General Information
 7.        Purchase of Securities Being
            Offered.........................  How to Purchase Shares; Exchange Privilege; Determination of Net
                                              Asset Value; Management; Terms and Conditions of Purchase of the
                                              AIM Funds; Special Plans
 8.        Redemption or Repurchase.........  How to Redeem Shares; Determination of Net Asset Value
 9.        Pending Legal Proceedings........  Not applicable

                               AIM GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

           STATEMENT OF ADDITIONAL INFORMATION -- CLASS A AND CLASS B


ITEM NO. OF
PART B OF FORM N-1A                                    CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------  -----------------------------------------------------------------
10.        Cover Page.......................  Cover Page
11.        Table of Contents................  Table of Contents
12.        General Information and
            History.........................  Cover Page
13.        Investment Objectives and
            Policies........................  Investment Objectives and Policies; Investment Limitations;
                                              Options and Futures; Risk Factors
14.        Management of the Fund...........  Trustees and Executive Officers; Management
15.        Control Persons and Principal
            Holders of Securities...........  Trustees and Executive Officers; Management
16.        Investment Advisory and Other
            Services........................  Management; Additional Information
17.        Brokerage Allocation and Other
            Practices.......................  Execution of Portfolio Transactions
18.        Capital Stock and Other
            Securities......................  Additional Information
19.        Purchase, Redemption and Pricing
            of Securities Being Offered.....  Valuation of Shares; How to Purchase and Redeem Shares
20.        Tax Status.......................  Taxes
21.        Underwriters.....................  Management
22.        Calculation of Performance
            Data............................  Investment Results
23.        Financial Statements.............  Financial Statements

                               AIM GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS


ITEM NO. OF
PART B OF FORM N-1A                                  CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------  ---------------------------------------------------------------
10.        Cover Page......................  Cover Page
11.        Table of Contents...............  Table of Contents
12.        General Information and
            History........................  Cover Page
13.        Investment Objectives and
            Policies.......................  Investment Objectives and Policies; Investment Limitations;
                                             Options and Futures; Risk Factors
14.        Management of the Fund..........  Trustees and Executive Officers; Management
15.        Control Persons and Principal
            Holders of Securities..........  Trustees and Executive Officers; Management
16.        Investment Advisory and Other
            Services.......................  Management; Additional Information
17.        Brokerage Allocation and Other
            Practices......................  Execution of Portfolio Transactions
18.        Capital Stock and Other
            Securities.....................  Additional Information
19.        Purchase, Redemption and Pricing
            of Securities Being Offered....  Valuation of Shares; How to Purchase and Redeem Shares
20.        Tax Status......................  Taxes
21.        Underwriters....................  Management
22.        Calculation of Performance
            Data...........................  Investment Results
23.        Financial Statements............  Financial Statements

                                     [LOGO]

                             AIM AMERICA VALUE FUND


                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM America Value Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company.



The Fund is a diversified portfolio which seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that INVESCO (NY), Inc. (the "Sub-adviser") believes to be undervalued in relation to long-term earning power or other factors.



The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                             AIM AMERICA VALUE FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         11
Other Information.........................................................................         15


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund and the Portfolio:    The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Growth
                               Portfolio. The Fund seeks long-term capital appreciation. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Sub-adviser believes to be undervalued in relation to long-term earning power or other factors.

  Investment Managers:         The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by
                               INVESCO (NY), Inc. (the "Sub-Adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.

Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.

  Class A Shares:              Shares are offered at net asset value plus any applicable initial sales charge.


                               Prospectus Page 2

                             AIM AMERICA VALUE FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

Suitability for Investors:     An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."

Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


                               Prospectus Page 3

                             AIM AMERICA VALUE FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem
                               Shares -- Multiple Distribution System."

Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters" and "Special Plans."

Risk Factors:                  There is no assurance that the Fund or the Portfolio will achieve its investment objective. The
                               Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities.

                               The Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 4

                             AIM AMERICA VALUE FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table (1):



                                                      CLASS A   CLASS B
                                                      -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases (as a % of
   offering price)..................................    5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%
  Redemption charges................................     None      None
  Exchange fees.....................................     None      None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.73%     0.73%
  12b-1 distribution and service fees...............    0.35%     1.00%
  Other expenses (after reimbursement (includes
   interest expense not subject to
   reimbursement),..................................    0.70%     0.70%
                                                      -------   -------
  Total Fund Operating Expenses.....................    1.78%     2.43%
                                                      -------   -------
                                                      -------   -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (7):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                                                 10
                                                                                 1 YEAR   3 YEARS   5 YEARS   YEARS(6)
                                                                                 ------   -------   -------   --------
      Class A shares (4).......................................................  $ 72      $108     $ 145     $  251
      Class B shares
        Assuming a complete redemption at end of period (5)....................  $ 76      $108     $ 152     $  263
        Assuming no redemption.................................................  $ 25      $ 76     $ 129     $  263


--------------


(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."



(3) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. With respect to Class A shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.92% and 3.00%, respectively, for the Fund (including its share of the expenses of the Portfolio). With respect to Class B shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.92% and 3.65%, respectively, for the Fund and the Portfolio. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.

(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.


(7) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's or the Portfolio's projected or actual performance.


                               Prospectus Page 5

                             AIM AMERICA VALUE FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                             AIM AMERICA VALUE FUND
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)



                                 [TO BE ADDED]


                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                             AIM AMERICA VALUE FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The investment objective of the Fund is long term capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Sub-adviser believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.



The debt obligations that the Portfolio may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolio will limit its purchases of debt securities to investment grade obligations, as defined above.


For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION


In selecting issuers for the Portfolio, the Sub-adviser attempts to identify securities of issuers whose prospects and growth potential, in the Sub-adviser's opinion, are currently undervalued by investors. In the Sub-adviser's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. The Sub-adviser will attempt to identify those undervalued issuers with the potential for attractive returns.


For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational

                               Prospectus Page 7

                             AIM AMERICA VALUE FUND

currency units (such as Euros) are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.


OTHER INVESTMENT POLICIES


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent the Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, the Portfolio may hold U.S. dollars and may invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares, or to meet its ordinary daily cash needs. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of the Fund's shares than would be the case if the Portfolio did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved


                               Prospectus Page 8

                             AIM AMERICA VALUE FUND
by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.



OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options and Futures Strategies" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-adviser intends to include in the Portfolio's holdings. The Portfolio also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Portfolio may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval. The investment policies of the


                               Prospectus Page 9

                             AIM AMERICA VALUE FUND

Fund are identical to the investment policies of the Portfolio.



The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.



OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.



The Fund may each redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment adviser and/or subadviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.



In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.



The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities


                               Prospectus Page 10

                             AIM AMERICA VALUE FUND

held by the Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



OPTIONS AND FUTURES TRANSACTIONS. Although the Portfolio is authorized to enter into options and futures transactions, the Portfolio might not enter into any such transactions. Options and futures transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------


                                   MANAGEMENT


--------------------------------------------------------------------------------


The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and the Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's and the Portfolio's operations.



The Fund pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-adviser as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM and the Sub-adviser. The Portfolio pays AIM such fees, computed daily and paid monthly, based on the average daily net assets of the Portfolio, at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the


                               Prospectus Page 11

                             AIM AMERICA VALUE FUND

Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


                               Prospectus Page 12

                             AIM AMERICA VALUE FUND


The investment professionals primarily responsible for the portfolio management of the Portfolio are as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                   THE PORTFOLIO                                   PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Ted J. Ujazdowski        Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1983. Director of the
 New York                 1997                      Sub-adviser's Value Group since 1987. Employed by Chancellor Capital
                                                    Management, Inc. ("Chancellor Capital"), a predecessor of the
                                                    Sub-adviser, from 1983 to October 1996.
Adam D. Scheiner         Portfolio Manager since   Portfolio Manager and Analyst of the Sub-adviser's Value Group since
 New York                 1997                      June 1993. Employed by Chancellor Capital from June 1993 to October
                                                    1996.
Richard K. Collins       Portfolio Manager since   Senior Equity Portfolio Manager and Managing Director for the
 New York                 1997                      Sub-adviser since April 1993. Employed by Chancellor Capital from
                                                    1982 to October 1996. Chartered Financial Analyst and member of the
                                                    Association of Investment Management Research (AIMR) and the New
                                                    York Society of Securities Analysts.


                            ------------------------


With respect to the Portfolio, the Sub-adviser utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build various investment portfolios. The Sub-adviser's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Sub-adviser's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Sub-adviser's investment team are assigned primary responsibility for the day-to-day management of the Portfolio along with similarly managed accounts, the Portfolio is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



In placing orders for the Portfolio's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Portfolio will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would


                               Prospectus Page 13

                             AIM AMERICA VALUE FUND

continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



DISTRIBUTION PLANS. CLASS A PLAN. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.



Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.



The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.



Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



CLASS B PLAN. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.



BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust


                               Prospectus Page 14

                             AIM AMERICA VALUE FUND

will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.



Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.



For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Trust.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and


                               Prospectus Page 15

                             AIM AMERICA VALUE FUND

distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Growth Portfolio's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.



Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust, to the Fund and to the Portfolio.


                               Prospectus Page 16

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

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                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed


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                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

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                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

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                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he


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                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

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                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

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                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

                              AIM INVESTOR'S GUIDE
the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the

                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

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                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             AIM AMERICA VALUE FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739



TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS
[            ]
[            ]
[            ]



  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                             AIM EUROPE GROWTH FUND


                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM Europe Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                             AIM EUROPE GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         12
Other Information.........................................................................         16


--------------------------------------------------------------------------------

                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust. The Fund seeks long-term growth of capital. The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).
  Investment Managers:         The Fund is managed by AIM Advisers, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO
                               (NY), Inc., (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.
Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.
  Class A Shares:              Shares are offered at net asset value plus any applicable initial sales charge.


                               Prospectus Page 2

                             AIM EUROPE GROWTH FUND

                                    SUMMARY

                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.
                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."
Suitability for Investors      An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.
Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."


                               Prospectus Page 3

                             AIM EUROPE GROWTH FUND
                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases." Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple
                               Distribution System."
Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters" and "Special Plans."
Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.
                               The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the
                               Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               The Fund invests a significant portion of its assets in issuers in a particular country or region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.
                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               See "Investment Objective and Policies" and "Risk Factors."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                             AIM EUROPE GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table (1):



                                                      CLASS A   CLASS B
                                                      -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases
   (as a % of offering price).......................    5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%
  Redemption charges................................     None      None
  Exchange fees.....................................     None      None
ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.97%     0.97%
  12b-1 distribution and service fees...............    0.35%     1.00%
  Other expenses....................................    0.57%     0.57%
                                                      -------   -------
  Total Fund Operating Expenses.....................    1.89%     2.54%
                                                      -------   -------
                                                      -------   -------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (7):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                                                                                 10
                                                                                 1 YEAR   3 YEARS   5 YEARS   YEARS(6)
                                                                                 ------   -------   -------   --------
      Class A shares (4).......................................................  $ 73      $112     $ 152     $  265
      Class B shares
        Assuming a complete redemption at end of period (5)....................  $ 77      $112     $ 159     $  274
        Assuming no redemption.................................................  $ 26      $ 80     $ 137     $  274


------------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.

(4) Assumes payment of maximum sales charge by the investor.
(5) Assumes deduction of the applicable contingent deferred sales charge.
(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.

(7) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                             AIM EUROPE GROWTH FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)



                                 [TO BE ADDED]


                            ------------------------


PERFORMANCE. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding the Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.


The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.


A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such practices will have the effect of increasing the Fund's total return. The performance of each Fund will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                             AIM EUROPE GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


THE EUROPE FUND


The Fund seeks long-term growth of capital. It seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. There can be no assurance that the Fund will achieve its investment objective. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries:
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom.


Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.


The Fund is a regional fund for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets.


The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION



In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has it principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


                               Prospectus Page 7

                             AIM EUROPE GROWTH FUND


The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's


                               Prospectus Page 8

                             AIM EUROPE GROWTH FUND

sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Funds also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate


                               Prospectus Page 9

                             AIM EUROPE GROWTH FUND
futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.


OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.


If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------
                                  RISK FACTORS
--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


                               Prospectus Page 10

                             AIM EUROPE GROWTH FUND


Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions, the Fund involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive


                               Prospectus Page 11

                             AIM EUROPE GROWTH FUND

Officers" in the Statement of Additional Information for information on the Trustees of the Fund.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.


The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.


The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Europe Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the above Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


                               Prospectus Page 12

                             AIM EUROPE GROWTH FUND


The investment professional primarily responsible for the portfolio management of the Fund is as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Nicholas J. Ford         Portfolio Manager since   Portfolio Manager for the Sub-adviser since February 1998 and
 London                   1998                      Portfolio Manager for INVESCO GT Asset Management PLC (London), an
                                                    affiliate of the Sub-adviser since 1996. Director of Equities for
                                                    Lehman Brothers Global Asset Management PLC (London) from 1994 to
                                                    1996. Portfolio Manager and Head of European Equities for Hill
                                                    Samuel Investment Management PLC (London) from 1990 to 1994.


                            ------------------------


In placing orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."


DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



DISTRIBUTION PLANS. CLASS A PLAN. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.



Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.



The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are


                               Prospectus Page 13

                             AIM EUROPE GROWTH FUND

calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.


CLASS B PLAN. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.


BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.



Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.



For additional information concerning the operation of the Plans see the Statement of Additional Information.


                               Prospectus Page 14

                             AIM EUROPE GROWTH FUND

                               OTHER INFORMATION
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.


Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 15

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed

                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he

                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

                              AIM INVESTOR'S GUIDE
the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the

                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

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                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             AIM EUROPE GROWTH FUND


                                     [LOGO]
INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739



TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS
[            ]
[            ]
[            ]


For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                         AIM INTERNATIONAL GROWTH FUND


                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM International Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information about the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                         AIM INTERNATIONAL GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         13
Other Information.........................................................................         16


--------------------------------------------------------------------------------

                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.
Investment Objective:          The Fund seeks long-term growth of capital.
Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area
                               (as defined herein).
Investment Managers:           The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO
                               (NY), Inc. (the "sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.
Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class Shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.
  Class A Shares:              Shares are offered at net asset value plus any applicable initial sales charge.


                               Prospectus Page 2

                         AIM INTERNATIONAL GROWTH FUND

                                    SUMMARY

                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge, and are subject to (a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.
                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."
Suitability for Investors:     An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.
Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."
Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


                               Prospectus Page 3

                         AIM INTERNATIONAL GROWTH FUND
                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem
                               Shares -- Multiple Distribution System."
Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters" and "Special Plans."
Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.
                               The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the
                               Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 4

                         AIM INTERNATIONAL GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table (1):



                                                      CLASS A   CLASS B
                                                      -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases
   (as a % of offering price).......................    5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%
  Redemption charges................................     None      None
  Exchange fees.....................................     None      None
ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.98%     0.98%
  12b-1 distribution and service fees...............    0.35%     1.00%
  Other expenses....................................    0.49%     0.49%
                                                      -------   -------
  Total Fund Operating Expenses.....................    1.82%     2.47%
                                                      -------   -------
                                                      -------   -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (7):
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS(6)
                                                    ------   -------   -------   -----------
      Class A shares (4)..........................   $73      $110      $149       $  258
      Class B shares
        Assuming a complete redemption at end of
         period (5)...............................   $77      $110      $156       $  267
        Assuming no redemption....................   $25      $ 78      $133       $  267


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.

(4) Assumes payment of maximum sales charge by the investor.
(5) Assumes deduction of the applicable contingent deferred sales charge.
(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.

(7) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                         AIM INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)



                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.


The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.


The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                         AIM INTERNATIONAL GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela but not the United States. There can be no assurance that the Fund will achieve its investment objective.


Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.


The Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed non-U.S. portfolio. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include:
(a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


Under normal circumstances, the assets of the Fund are invested in the equity securities of issuers domiciled in at least three different countries.


The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.


SELECTION OF INVESTMENTS AND ASSET ALLOCATION

In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-


                               Prospectus Page 7

                         AIM INTERNATIONAL GROWTH FUND
adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings


                               Prospectus Page 8

                         AIM INTERNATIONAL GROWTH FUND

exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contract" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


                               Prospectus Page 9

                         AIM INTERNATIONAL GROWTH FUND


Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.


OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.


If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.


With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of

                               Prospectus Page 10

                         AIM INTERNATIONAL GROWTH FUND

assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund, should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.


Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.


In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.


In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

                               Prospectus Page 11

                         AIM INTERNATIONAL GROWTH FUND


The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.


PACIFIC REGION COUNTRIES. The Fund may invest significantly in equity securities of issuers located in Pacific region countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.


In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong, if any. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.


OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 12

                         AIM INTERNATIONAL GROWTH FUND


                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.


The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP

                               Prospectus Page 13

                         AIM INTERNATIONAL GROWTH FUND
PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.



The investment professionals primarily responsible for the portfolio management of the Fund are follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Roger Yates              Portfolio Manager since   Global Chief Investment Officer for the Sub-adviser and INVESCO GT
 London                   1996                      Asset Management PLC (London) ("GT Asset Management"), an affiliate of the Sub-adviser, since October 1997. International Chief
                                                    Investment Officer for the Sub-adviser and GT Asset Management from
                                                    September 1996 to October 1997. Chief Investment Officer and
                                                    Portfolio Manager for Europe and the United Kingdom for the
                                                    Sub-adviser and GT Asset Management from 1994 to September 1996.
                                                    Investment Manager for Morgan Grenfell Asset Management from 1988 to
                                                    1994.
Michael Lindsell         Portfolio Manager since   Head of Investment Strategy for Global Equities for the Sub-adviser
 London                   1992                      and GT Asset Management since 1996. Chief Investment Officer for
                                                    Japan for INVESCO GT Asset Management Asia Ltd. (Hong Kong) and
                                                    Portfolio Manager for the Sub-adviser from 1992 to 1996. Director of
                                                    Warburg Asset Management (Tokyo) prior thereto.


                            ------------------------


In placing orders for the Fund's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."


DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In


                               Prospectus Page 14

                         AIM INTERNATIONAL GROWTH FUND

the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


DISTRIBUTION PLANS. CLASS A PLAN. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.


Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.


The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



CLASS B PLAN. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.



BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors'


                               Prospectus Page 15

                         AIM INTERNATIONAL GROWTH FUND

actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.


Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.


Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of "G.T. Global Growth Series," a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and


                               Prospectus Page 16

                         AIM INTERNATIONAL GROWTH FUND

distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 17

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed

                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

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                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he


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                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

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                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

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                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

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the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the


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                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

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                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                         AIM INTERNATIONAL GROWTH FUND


                                     [LOGO]
INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 9411


PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


INDEPENDENT ACCOUNTANTS
[



                   ]



  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                             AIM JAPAN GROWTH FUND


                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM Japan Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in Japan.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,

INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                             AIM JAPAN GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         12
Other Information.........................................................................         15


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks long-term growth of capital.

Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in Japan.

Investment Managers:           The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO
                               (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.

Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.

  Class A Shares:              Shares are offered at net asset value plus any applicable initial sales charge.


                               Prospectus Page 2

                             AIM JAPAN GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is AIM Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

Suitability for Investors:     An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."

Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


                               Prospectus Page 3

                             AIM JAPAN GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem
                               Shares -- Multiple Distribution System."

Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters" and "Special Plans."

Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

                               The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the
                               Fund's net asset value, earnings and gains and losses realized on sales of securities.

                               The Fund invests a significant portion of its assets in issuers in a particular country. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 4

                             AIM JAPAN GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table (1):



                                                      CLASS A   CLASS B
                                                      -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases (as a % of
   offering price)..................................    5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%
  Redemption charges................................     None      None
  Exchange fees.....................................     None      None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.98%     0.98%
  12b-1 distribution and service fees...............    0.35%     1.00%
  Other expenses (after reimbursement (includes
   interest expense not subject to
   reimbursement))..................................    0.67%     0.67%
                                                      -------   -------
  Total Fund Operating Expenses.....................    2.00%     2.65%
                                                      -------   -------
                                                      -------   -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (7):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS(6)
                                                              ------   -------   -------   -----------
      Class A shares (4)....................................   $74      $115      $158        $277
      Class B shares
        Assuming a complete redemption at end of period
         (5)................................................   $78      $115      $165        $285
        Assuming no redemption..............................   $27      $ 83      $142        $285


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."



(3) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. With respect to Class A shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.73% and 2.06%, respectively, for the Fund. With respect to Class B shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.73% and 2.71%, respectively, for the Fund.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.

(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.


(7) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                             AIM JAPAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.


                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)


                                 [TO BE ADDED]


                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                             AIM JAPAN GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in Japan. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. There can be no assurance that the Fund will achieve its investment objective.



The Fund is designed for investors wishing to concentrate their investment in the Japanese market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.



The Japan Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Japan. Such investments may include: (a) securities of issuers in countries that are not located in Japan but are linked by tradition, economic markets, cultural similarities or geography to Japan; and
(b) securities of issuers located elsewhere in the world that have operations in Japan or that stand to benefit from political and economic events in Japan.



The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in Japan. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION


In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



For purposes of this Prospectus, an issuer typically is considered as domiciled in Japan if it is (a) organized under the laws of, or has its principal office in Japan or (b) normally derives 50% or more of its total revenues from business in Japan, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect Japan's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in Japan and considered by the Sub-adviser to be located in Japan may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in Japan.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies


                               Prospectus Page 7

                             AIM JAPAN GROWTH FUND

other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.


OTHER INVESTMENT POLICIES


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is


                               Prospectus Page 8

                             AIM JAPAN GROWTH FUND

made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Funds also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in


                               Prospectus Page 9

                             AIM JAPAN GROWTH FUND
U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.


OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.



Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and


                               Prospectus Page 10

                             AIM JAPAN GROWTH FUND
political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


CONCENTRATION. The Fund invests a significant portion of its assets in a particular country. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



JAPAN. The Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Fund's performance.


Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.


OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 11

                             AIM JAPAN GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administrative agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both

                               Prospectus Page 12

                             AIM JAPAN GROWTH FUND
indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.



The investment professional primarily responsible for the portfolio management of the Fund is as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Andrew Callender         Portfolio Manager since   Head of Investments for Japan and Portfolio Manager for the
 Tokyo                    1997                      Sub-adviser and INVESCO GT Asset Management Japan Ltd. (Tokyo), an
                                                    affiliate of the Sub-adviser, since 1997. Portfolio Manager for
                                                    INVESCO GT Asset Management Japan Ltd. from 1990 to 1997.


                            ------------------------


In placing orders for the Fund's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



DISTRIBUTION PLANS. CLASS A PLAN. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.


                               Prospectus Page 13

                             AIM JAPAN GROWTH FUND


Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.



The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.



Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



CLASS B PLAN. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.



BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.


                               Prospectus Page 14

                             AIM JAPAN GROWTH FUND


Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.



For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets and assumed the liabilities of "G.T. Global Growth Series", a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 15

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed

                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

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                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

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                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he


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                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

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                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

                                      A-10
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                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

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                              AIM INVESTOR'S GUIDE
the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the

                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

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                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

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                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

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                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             AIM JAPAN GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739



TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS
[       ]



  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                            AIM MID CAP GROWTH FUND


                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM Mid Cap Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1 billion to $5 billion ("U.S. mid cap companies").



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                            AIM MID CAP GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         11
Other Information.........................................................................         14


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks long-term growth of capital.

Principal Investments:         The Fund invests primarily in equity securities of U.S. mid cap companies.

Investment Managers:           The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO
                               (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.

Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.

  Class A Shares:              Shares are offered at net asset value plus any applicable initial sales charge.


                               Prospectus Page 2

                            AIM MID CAP GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

Suitability for Investors:     An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."

Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


                               Prospectus Page 3

                            AIM MID CAP GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem
                               Shares -- Multiple Distribution System."

Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters" and "Special Plans."

Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                            AIM MID CAP GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following table (1):



                                                                                    CLASS A    CLASS B
                                                                                   ---------  ---------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases
   (as a % of offering price)....................................................      5.50%       None
  Sales charges on reinvested distributions to shareholders......................       None       None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or
   sale, whichever is less)......................................................       None      5.00%
  Redemption charges.............................................................       None       None
  Exchange fees..................................................................       None       None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..................................      0.72%      0.72%
  12b-1 distribution and service fees............................................      0.35%      1.00%
  Other expenses (after reimbursement (includes interest expense not subject to
   reimbursement))...............................................................      0.41%      0.41%
                                                                                   ---------  ---------
  Total Fund Operating Expenses..................................................      1.48%      2.13%
                                                                                   ---------  ---------
                                                                                   ---------  ---------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (7):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS(6)
                                                                                         ------   -------   -------   -----------
      Class A shares (4)...............................................................   $69      $100      $132        $223
      Class B shares
        Assuming a complete redemption at end of period (5)............................   $73      $100      $138        $231
        Assuming no redemption.........................................................   $22      $ 67      $115        $231


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges".



(3) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.

(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.


(7) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                            AIM MID CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)



                                 [TO BE ADDED]


                            ------------------------


PERFORMANCE. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.



Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.



A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such practices will have the effect of increasing that Fund's total return. The performance of each Fund will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                            AIM MID CAP GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The investment objective of the Mid Cap Fund is long term growth of capital. There can be no assurance that the Fund will achieve its investment objective.



The Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations of less than $1 billion or greater than $5 billion; and (b) issuers domiciled outside the United States, including
(i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.


For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION


In selecting equity securities for the Fund, the Sub-adviser uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting mid cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Sub-adviser tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Sub-adviser on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.


For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units (such as Euros) are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.


                               Prospectus Page 7

                            AIM MID CAP GROWTH FUND

OTHER INVESTMENT POLICIES


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights


                               Prospectus Page 8

                            AIM MID CAP GROWTH FUND
in the collateral should the borrower fail financially.


WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund


                               Prospectus Page 9

                            AIM MID CAP GROWTH FUND

has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



CONCENTRATION. The Fund invests a significant portion of its assets in a particular country or region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 10

                            AIM MID CAP GROWTH FUND


                                   MANAGEMENT


--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board, See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of such Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both

                               Prospectus Page 11

                            AIM MID CAP GROWTH FUND
indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.



The investment professional primarily responsible for the portfolio management of the Fund is as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Brent W. Clum            Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1997. Senior Equity
 New York                 1997                      Research Analyst for the Sub-adviser since 1995. Employed by
                                                    Chancellor Capital Management, Inc., a predecessor of the
                                                    Sub-adviser from 1995 to October 1996. Vice President and Analyst at
                                                    T. Rowe Price from 1990 to 1995. Chartered Financial Analyst and
                                                    Certified Public Accountant.


                            ------------------------


With respect to the Fund, the Sub-adviser utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. The Sub-adviser's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Sub-adviser's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Sub-adviser's investment team are assigned primary responsibility for the day-to-day management of the Fund, along with similarly managed accounts, it is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



In placing orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average


                               Prospectus Page 12

                            AIM MID CAP GROWTH FUND

daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



DISTRIBUTION PLANS. CLASS A PLAN. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.



Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.



The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.



Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



CLASS B PLAN. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.



BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the


                               Prospectus Page 13

                            AIM MID CAP GROWTH FUND

expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.



Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.



For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


From time to time the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund


                               Prospectus Page 14

                            AIM MID CAP GROWTH FUND

represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 15

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed

                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

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                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

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                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he


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                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

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                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

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                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

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                              AIM INVESTOR'S GUIDE
the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the

                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

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                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

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                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

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                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

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                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            AIM MID CAP GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739



TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS
[       ]
[       ]
[       ]
[       ]



  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                          AIM NEW PACIFIC GROWTH FUND


                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM New Pacific Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                          AIM NEW PACIFIC GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         13
Other Information.........................................................................         16


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks long-term growth of capital.

Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area
                               (as defined herein).

Investment Managers:           The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised by INVESCO (NY), Inc. (the
                               "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of
                               AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.

Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.

  Class A Shares:              Shares are offered at net asset value plus any applicable initial sales charge.


                               Prospectus Page 2

                          AIM NEW PACIFIC GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The dis-
                               tributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

Suitability for Investors:     An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, " The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."

Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


                               Prospectus Page 3

                          AIM NEW PACIFIC GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem
                               Shares -- Multiple Distribution System."

Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters" and "Special Plans."

Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

                               The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the
                               Fund's net asset value, earnings and gains and losses realized on sales of securities.

                               The Fund invests a significant portion of its assets in issuers in a particular region of the world.
                               As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                          AIM NEW PACIFIC GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table (1):



                                                      CLASS A   CLASS B
                                                      -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases (as a % of
   offering price)..................................    5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%
  Redemption charges................................     None      None
  Exchange fees.....................................     None      None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.97%     0.97%
  12b-1 distribution and service fees...............    0.35%     1.00%
  Other expenses....................................    0.61%     0.61%
                                                      -------   -------
  Total Fund Operating Expenses.....................    1.93%     2.58%
                                                      -------   -------
                                                      -------   -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (7):
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                                                                                 10
                                                                                 1 YEAR   3 YEARS   5 YEARS   YEARS(6)
                                                                                 ------   -------   -------   --------
      Class A shares (4).......................................................  $ 74      $113     $ 154     $  270
      Class B shares
        Assuming a complete redemption at end of period (5)....................  $ 78      $113     $ 161     $  278
        Assuming no redemption.................................................  $ 26      $ 81     $ 139     $  278


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."



(3) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.

(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.


(7) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                          AIM NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)



                                 [TO BE ADDED]


                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                          AIM NEW PACIFIC GROWTH FUND


                             INVESTMENT OBJECTIVES
                                  AND POLICIES


--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which these Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand.



Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area. There can be no assurance that the Fund will achieve its investment objective.



The Fund is a regional fund for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets.



The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.



The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.


SELECTION OF INVESTMENTS AND ASSET ALLOCATION

In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.


For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to refect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis

                               Prospectus Page 7

                          AIM NEW PACIFIC GROWTH FUND

of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.


OTHER INVESTMENT POLICIES


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment


                               Prospectus Page 8

                          AIM NEW PACIFIC GROWTH FUND

(for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


                               Prospectus Page 9

                          AIM NEW PACIFIC GROWTH FUND


AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.



Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the


                               Prospectus Page 10

                          AIM NEW PACIFIC GROWTH FUND

exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.



Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.


In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.


In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions


                               Prospectus Page 11

                          AIM NEW PACIFIC GROWTH FUND

until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.



CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



PACIFIC REGION COUNTRIES. The Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.



In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong, if any. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.



OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 12

                          AIM NEW PACIFIC GROWTH FUND


                                   MANAGEMENT


--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP

                               Prospectus Page 13

                          AIM NEW PACIFIC GROWTH FUND
PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Anna Tong                Portfolio Manager since   Portfolio Manager for the Sub-adviser since June 1998 and a Managing
 Hong Kong                1998                      Director and Chief Investment Officer for INVESCO Asia Ltd. (Hong
                                                    Kong) ("INVESCO Asia") since April 1997. Managing Director for
                                                    INVESCO International (FE) Ltd. (Hong Kong) and a Director of
                                                    INVESCO Investment Management (HK) Ltd. (Hong Kong) since March
                                                    1985. INVESCO Asia, INVESCO International (FE) Ltd. and INVESCO
                                                    Investment Management (HK) Ltd. are affiliates of the Sub-adviser.
Sammy Lau                Portfolio Manager since   Portfolio Manager for the Sub-adviser since June 1998 and a Director
 Hong Kong                1998                      of INVESCO Asia since January 1996. Associate Director of INVESCO
                                                    Asia from December 1994 to January 1996. Associate at J.P. Morgan
                                                    (Hong Kong) from November 1993 to November 1994. Investment Manager for Baring International Asset Admin Ltd. (Hong Kong) from June 1990 to October 1993.


                            ------------------------


In placing orders for the Fund's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would


                               Prospectus Page 14

                          AIM NEW PACIFIC GROWTH FUND

continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



DISTRIBUTION PLANS. CLASS A PLAN. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.



Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.



The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.



Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



CLASS B PLAN. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.



BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust


                               Prospectus Page 15

                          AIM NEW PACIFIC GROWTH FUND

will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.



Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.



For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of "G.T. Global Growth Series," a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust. From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain


                               Prospectus Page 16

                          AIM NEW PACIFIC GROWTH FUND

realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 17

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

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                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed

                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he

                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

                              AIM INVESTOR'S GUIDE
the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the

                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

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                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                          AIM NEW PACIFIC GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739



TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS
[            ]



  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                           AIM SMALL CAP EQUITY FUND


                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM Small Cap Equity Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company.


The Fund is a diversified portfolio which seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of up to $1 billion ("U.S. small cap companies").



The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                           AIM SMALL CAP EQUITY FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         12
Other Information.........................................................................         15


--------------------------------------------------------------------------------

                                    SUMMARY

------------------------------------------------------------


The Fund and the Portfolio:    The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Growth
                               Portfolio. The Fund seeks long-term capital appreciation. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.
Investment Managers:           The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by
                               INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.
Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a seperate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.
  Class A Shares:              Shares are offered at net asset value plus any applicable initial sales charge.


                               Prospectus Page 2

                           AIM SMALL CAP EQUITY FUND
                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.
                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."
Suitability for Investors:     An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.
Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, " The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."
Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


                               Prospectus Page 3

                           AIM SMALL CAP EQUITY FUND
                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem
                               Shares -- Multiple Distribution System."
Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters" and "Special Plans."
Risk Factors:                  There is no assurance that the Fund or the Portfolio will achieve its investment objective. The
                               Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities.
                               The Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               See "Investment Objective and Policies" and "Risk Factors."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                           AIM SMALL CAP EQUITY FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table (1):



                                                      CLASS A   CLASS B
                                                      -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases (as a % of
   offering price)..................................    5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%
  Redemption charges................................     None      None
  Exchange fees.....................................     None      None
ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.73%     0.73%
  12b-1 distribution and service fees...............    0.35%     1.00%
  Other expenses (after reimbursement (includes
   interest expense not subject to
   reimbursement))..................................    0.67%     0.67%
                                                      -------   -------
  Total Fund Operating Expenses.....................    1.75%     2.40%
                                                      -------   -------
                                                      -------   -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (7):

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                                                 10
                                                                                 1 YEAR   3 YEARS   5 YEARS   YEARS(6)
                                                                                 ------   -------   -------   --------
      Class A shares (4).......................................................  $ 72      $108     $ 145     $  251
      Class B shares
        Assuming a complete redemption at end of period (5)....................  $ 76      $108     $ 152     $  260
        Assuming no redemption.................................................  $ 25      $ 76     $ 129     $  260


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. With respect to Class A shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.44% and 2.52%, respectively, for the Fund (including its share of the expenses of the Portfolio). With respect to Class B shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.44% and 3.17%, respectively, for the Fund and the Portfolio. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.

(4) Assumes payment of maximum sales charge by the investor.
(5) Assumes deduction of the applicable contingent deferred sales charge.
(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.

(7) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's or the Portfolio's projected or actual performance.


                               Prospectus Page 5

                           AIM SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                           AIM SMALL CAP EQUITY FUND
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)


                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.


The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.


The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                           AIM SMALL CAP EQUITY FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


The investment objective of the Fund is long term capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $1 billion and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.


The debt obligations that the Portfolio may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolio will limit its purchases of debt securities to investment grade obligations, as defined above.

For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.
SELECTION OF INVESTMENTS AND ASSET ALLOCATION

In selecting equity securities for the Portfolio, the Sub-adviser uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting small cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Sub-adviser tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Sub-adviser on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units (such as Euros) are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.


                               Prospectus Page 7

                           AIM SMALL CAP EQUITY FUND

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent the Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


In addition, the Portfolio may hold U.S. dollars and may invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares, or to meet its ordinary daily cash needs. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of the Fund's shares than would be the case if the Portfolio did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and


                               Prospectus Page 8

                           AIM SMALL CAP EQUITY FUND
possible loss of rights in the collateral should the borrower fail financially.

WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.


OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options and Futures Strategies" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-adviser intends to include in the Portfolio's holdings. The Portfolio also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Portfolio may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.



The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the


                               Prospectus Page 9

                           AIM SMALL CAP EQUITY FUND

investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.


OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment adviser and/or subadviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.



The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


                               Prospectus Page 10

                           AIM SMALL CAP EQUITY FUND


SMALL CAP COMPANIES. The Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.


OPTIONS AND FUTURES TRANSACTIONS. Although the Portfolio is authorized to enter into options and futures transactions, the Portfolio might not enter into any such transactions. Options and futures transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 11

                           AIM SMALL CAP EQUITY FUND


                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's and the Portfolio's operations.


The Fund pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-adviser as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM and the Sub-adviser. The Portfolio pays AIM such fees, computed daily and paid monthly, based on the average daily net assets of the Portfolio, at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP


                               Prospectus Page 12

                           AIM SMALL CAP EQUITY FUND
PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.
AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.



The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                   THE PORTFOLIO                                   PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Mark J. Cunneen          Portfolio Manager since   Portfolio Manager for the Sub-adviser since December 1992. Employed
 New York                 1997                      by Chancellor Capital Management, Inc., a predecessor of the
                                                    Sub-adviser, from December 1992 to October 1996.


                            ------------------------


With respect to the Portfolio the Sub-adviser utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build various investment portfolios. The Sub-adviser's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Sub-adviser's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual member(s) of the Sub-adviser's investment team are assigned primary responsibility for the day-to-day management of the Portfolio, along with similarly managed accounts, the Portfolio is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



In placing orders for the Portfolio's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Portfolio will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B


                               Prospectus Page 13

                           AIM SMALL CAP EQUITY FUND

shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


DISTRIBUTION PLANS. CLASS A PLAN. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.


Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.


The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



CLASS B PLAN. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.



BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or


                               Prospectus Page 14

                           AIM SMALL CAP EQUITY FUND

as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.


Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.


Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Trust.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


                               Prospectus Page 15

                           AIM SMALL CAP EQUITY FUND


Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, Growth Portfolio's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust, to the Fund and to the Portfolio.


                               Prospectus Page 16

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed

                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he

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                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

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                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

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                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

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                              AIM INVESTOR'S GUIDE
the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the


                                      A-12
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                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


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                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

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                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

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                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                           AIM SMALL CAP EQUITY FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739



TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS



[            ]
[            ]
[            ]



For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                           AIM WORLDWIDE GROWTH FUND


                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM Worldwide Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled anywhere in the world.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                           AIM WORLDWIDE GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         12
Other Information.........................................................................         17


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks long-term growth of capital.

Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area
                               (as defined herein).

Investment Managers:           The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by
                               INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.

Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.

  Class A Shares:              Shares are offered at net asset value plus any applicable sales charge.


                               Prospectus Page 2

                           AIM WORLDWIDE GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

Suitability for Investors:     An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of

                               Funds in the manner and subject to the policies and charges set forth herein. See "Exchange
                               Privilege."

Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


                               Prospectus Page 3

                           AIM WORLDWIDE GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem
                               Shares -- Multiple Distribution System."

Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters" and "Special Plans."

Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

                               The Fund may invest a significant portion of its assets in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                           AIM WORLDWIDE GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table (1):



                                                      CLASS A   CLASS B
                                                      -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases
   (as a % of offering price).......................    5.50%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%
  Redemption charges................................     None      None
  Exchange fees.....................................     None      None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.98%     0.98%
  12b-1 distribution and service fees...............    0.35%     1.00%
  Other expenses....................................    0.49%     0.49%
                                                      -------   -------
  Total Fund Operating Expenses.....................    1.82%     2.47%
                                                      -------   -------
                                                      -------   -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (7):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                    10
                                                    1 YEAR   3 YEARS   5 YEARS   YEARS(6)
                                                    ------   -------   -------   --------
      Class A shares (4)..........................  $ 73      $110     $ 149     $  258
      Class B shares
        Assuming a complete redemption at end of
         period (5)...............................  $ 77      $110     $ 156     $  267
        Assuming no redemption....................  $ 25      $ 78     $ 133     $  267


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."



(3) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.

(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.


(7) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                           AIM WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)



                                 [TO BE ADDED]


                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding the Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.



A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such practices will have the effect of increasing that Fund's total return. The performance of each Fund will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                           AIM WORLDWIDE GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. It seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries:
Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Columbia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, Spain, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States and Venezuela. There can be no assurance that the Fund will achieve its investment objective.



Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.



The Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Sub-adviser's professional team of investment specialists.



Under normal circumstances, the assets of the Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Fund's assets normally are invested in the equity securities of U.S. issuers.



The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION



In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently


                               Prospectus Page 7

                           AIM WORLDWIDE GROWTH FUND

available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.


OTHER INVESTMENT POLICIES


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which that Fund may receive a fee) to purchase


                               Prospectus Page 8

                           AIM WORLDWIDE GROWTH FUND
similar, but not identical, securities at a future date.


SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


                               Prospectus Page 9

                           AIM WORLDWIDE GROWTH FUND


DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.



Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and may hold foreign currencies, it will be affected favorably or unfavorably by exchange


                               Prospectus Page 10

                           AIM WORLDWIDE GROWTH FUND

control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.



Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.


In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.


In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing


                               Prospectus Page 11

                           AIM WORLDWIDE GROWTH FUND

from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.



[PACIFIC REGION COUNTRIES. The Fund may invest significantly in this region. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.



In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.]



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------


                                   MANAGEMENT


--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and


                               Prospectus Page 12

                           AIM WORLDWIDE GROWTH FUND

the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 2.00% and 2.65% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


                               Prospectus Page 13

                           AIM WORLDWIDE GROWTH FUND


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Roger Yates              Portfolio Manager since   Global Chief Investment Officer for the Sub-adviser and INVESCO GT
 London                   1996                      Asset Management PLC (London) ("GT Asset Management"), an affiliate of the Sub-adviser, since October 1997. International Chief
                                                    Investment Officer for the Sub-adviser and GT Asset Management from
                                                    September 1996 to October 1997. Chief Investment Officer and
                                                    Portfolio Manager for Europe and the United Kingdom for the
                                                    Sub-adviser and GT Asset Management from 1994 to September 1996.
                                                    Investment Manager for Morgan Grenfell Asset Management from 1988 to
                                                    1994.
Michael Lindsell         Portfolio Manager since   Head of Investment Strategy for Global Equities for the Sub-adviser
 London                   1997                      and GT Asset Management since 1996. Chief Investment Officer for
                                                    Japan for INVESCO GT Asset Management Asia Ltd. (Hong Kong) and
                                                    Portfolio Manager for the Sub-adviser from 1992 to 1996. Director of
                                                    Warburg Asset Management (Tokyo) prior thereto.
Richard K. Collins       Portfolio Manager since   Senior Equity Portfolio Manager and Managing Director for the
 New York                 1997                      Sub-adviser since April 1993. Senior Analyst and Portfolio Manager from 1982 to April 1993. Employed by Chancellor Capital Management,
                                                    Inc. a predecessor of the Sub-adviser from 1982 to October 1996.
                                                    Senior Equity Analyst for Scudder, Stevens & Clark from 1973 to
                                                    1982, and Vice President of Research from 1976 to 1982. Research
                                                    Analyst for Salomon Brothers from 1970 to 1973. Chartered Financial
                                                    Analyst and member of the Association of Investment Management
                                                    Research (AIMR) and the New York Society of Securities Analysts.


                            ------------------------


In placing orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, dated May 29, 1998, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average


                               Prospectus Page 14

                           AIM WORLDWIDE GROWTH FUND

daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



DISTRIBUTION PLANS. CLASS A PLAN. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.



Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.



The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.



Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



CLASS B PLAN. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.



BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the


                               Prospectus Page 15

                           AIM WORLDWIDE GROWTH FUND

expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.



Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.



For additional information concerning the operation of the Plans see the Statement of Additional Information.


                               Prospectus Page 16

                           AIM WORLDWIDE GROWTH FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 17

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

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                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

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                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

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                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

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                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed

                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

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                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

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                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he


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                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

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                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

                                      A-10
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                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

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                              AIM INVESTOR'S GUIDE
the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the

                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

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                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

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                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

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                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                           AIM WORLDWIDE GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739



TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS
[            ]



  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                             AIM AMERICA VALUE FUND
                                 ADVISOR CLASS

                        PROSPECTUS -- SEPTEMBER 8, 1998
--------------------------------------------------------------------------------


This Prospectus contains information about AIM AMERICA VALUE FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company.



The Fund is a diversified portfolio which seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that INVESCO (NY), Inc. (the "Sub-adviser") believes to be undervalued in relation to long-term earning power or other factors.



The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                             AIM AMERICA VALUE FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          5
Investment Objective and Policies.........................................................          6
Risk Factors..............................................................................          9
Management................................................................................         10
Other Information.........................................................................         12


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund and the Portfolio:    The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Growth
                               Portfolio. The Fund seeks long-term capital appreciation. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Sub-adviser believes to be undervalued in relation to long-term earning power or other factors.
Investment Managers:           The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised by INVESCO (NY), Inc.
                               (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of
                               AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.
Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts


                               Prospectus Page 2

                             AIM AMERICA VALUE FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               advised by the Sub-adviser or one of the companies formerly affiliated with the Asset Management
                               Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC.
                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."
Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."
Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."
Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters."
Risk Factors:                  There is no assurance that the Fund or the Portfolio will achieve its investment objective. The
                               Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities.
                               The Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 3

                             AIM AMERICA VALUE FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None
  Sales charges on reinvested
   distributions to
   shareholders...............    None
  Maximum deferred sales
   charge (as a % of net asset
   value at time of purchase
   or sale, whichever is
   less)......................    None
  Redemption charges..........    None
  Exchange fees...............    None

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........    .73%
  12b-1 distribution and
   service fees...............    None
  Other expenses (after
   reimbursements)............    .70%
                                ---------
  Total Fund Operating
   Expenses...................   1.43%
                                ---------
                                ---------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                   ----------  ----------  ----------  ----------
      Advisor Class shares.......................................        $14         $45         $77        $169


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.92% and 2.65%, respectively, for the Advisor Class shares of the Fund (including its share of the expenses of the Portfolio). Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and of the Portfolio will be approximately equal to the expenses the Fund would incur if their assets were invested directly in the type of securities being held by the Portfolio.



(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's or the Portfolio's projected or actual performance.


                               Prospectus Page 4

                             AIM AMERICA VALUE FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for
[          ] have been audited by [          ], independent accountants, whose
reports thereon appear in the Statement of Additional Information.


                             AIM AMERICA VALUE FUND
                    (FORMERLY GT GLOBAL AMERICA VALUE FUND)

                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 5

                             AIM AMERICA VALUE FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The investment objective of the Fund is long term capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Sub-adviser believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.



The debt obligations that the Portfolio may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolio will limit its purchases of debt securities to investment grade obligations, as defined above.



For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION



In selecting issuers for the Portfolio, the Sub-adviser attempts to identify securities of issuers whose prospects and growth potential, in the Sub-adviser's opinion, are currently undervalued by investors. In the Sub-adviser's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. The Sub-adviser will attempt to identify those undervalued issuers with the potential for attractive returns.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational


                               Prospectus Page 6

                             AIM AMERICA VALUE FUND

currency units (such as Euros) are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.



OTHER INVESTMENT POLICIES



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent the Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, the Portfolio may hold U.S. dollars and may invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares, or to meet its ordinary daily cash needs. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of the Fund's shares than would be the case if the Portfolio did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved


                               Prospectus Page 7

                             AIM AMERICA VALUE FUND

by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.



OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options and Futures Strategies" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-adviser intends to include in the Portfolio's holdings. The Portfolio also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Portfolio may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval. The investment policies of the


                               Prospectus Page 8

                             AIM AMERICA VALUE FUND

Fund are identical to the investment policies of the Portfolio.



The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.



OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.



The Fund may each redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment adviser and/or subadviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.



In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.



The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.


--------------------------------------------------------------------------------


                                  RISK FACTORS


--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities


                               Prospectus Page 9

                             AIM AMERICA VALUE FUND

held by the Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



OPTIONS AND FUTURES TRANSACTIONS. Although the Portfolio is authorized to enter into options and futures transactions, the Portfolio might not enter into any such transactions. Options and futures transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and the Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's and the Portfolio's operations.



The Fund pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-adviser as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM and the Sub-adviser. The Portfolio pays AIM such fees, computed daily and paid monthly, based on the average daily net assets of the Portfolio, at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the


                               Prospectus Page 10

                             AIM AMERICA VALUE FUND

Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



The Sub-adviser also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Portfolio are as follows:


                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                   THE PORTFOLIO                                   PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Ted J. Ujazdowski        Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1983. Director of the
 New York                 1997                      Sub-adviser's Value Group since 1987. Employed by Chancellor Capital
                                                    Management, Inc. ("Chancellor Capital"), a predecessor of the
                                                    Sub-adviser, from 1983 to October 1996.
Adam D. Scheiner         Portfolio Manager since   Portfolio Manager and Analyst of the Sub-adviser's Value Group since
 New York                 1997                      June 1993. Employed by Chancellor Capital from June 1993 to October
                                                    1996.


                               Prospectus Page 11

                             AIM AMERICA VALUE FUND

Richard K. Collins       Portfolio Manager since   Senior Equity Portfolio Manager and Managing Director for the
 New York                 1997                      Sub-adviser since April 1993. Employed by Chancellor Capital from
                                                    1982 to October 1996. Chartered Financial Analyst and member of the
                                                    Association of Investment Management Research (AIMR) and the New
                                                    York Society of Securities Analysts.


                            ------------------------


With respect to the Portfolio, the Sub-adviser utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build various investment portfolios. The Sub-adviser's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Sub-adviser's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Sub-adviser's investment team are assigned primary responsibility for the day-to-day management of the Portfolio along with similarly managed accounts, the portfolio is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



In placing orders for the Portfolio's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Portfolio will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the 'Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Trust.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.


                               Prospectus Page 12

                             AIM AMERICA VALUE FUND


Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Growth Portfolio's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for a Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust, to the Fund and to the Portfolio.


                               Prospectus Page 13

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in

                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but

                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             AIM AMERICA VALUE FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS



[            ]
[            ]
[            ]


  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                            AIM EUROPE GROWTH FUND:
                                 ADVISOR CLASS

                        PROSPECTUS -- SEPTEMBER 8, 1998
--------------------------------------------------------------------------------


This Prospectus contains information about AIM Europe Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
 BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY
  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                             AIM EUROPE GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          2
Financial Highlights......................................................................          5
Investment Objectives and Policies........................................................          6
Risk Factors..............................................................................          9
Management................................................................................         11
Other Information.........................................................................         13


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.
Investment Objective:          The Fund seeks long-term growth of capital.
Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area
                               (as defined herein).
Investment Managers:           The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by
                               INVESCO (NY), Inc. (the "Sub-Adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.
Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts advised by the Sub-Adviser or one of the companies formerly affiliated with the Asset
                               Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor
                               Class shares of any of the


                               Prospectus Page 2

                             AIM EUROPE GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               funds in The AIM Family of Funds on May 29, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC.
                               Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.
                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."
Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain
                               Funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."
Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."
Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters."
Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.
                               The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the
                               Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               The Fund invests a significant portion of its assets in issuers in a particular country or region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.
                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 3

                             AIM EUROPE GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None
  Sales charges on reinvested
   distributions to
   shareholders...............    None
  Maximum deferred sales
   charges (as a % of net
   asset value at time of
   purchase or sale, whichever
   is less)...................    None
  Redemption charges..........    None
  Exchange fees...............    None

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........    .97%
  12b-1 distribution and
   service fees...............    None
  Other expenses (after
   reimbursements)............    .57%
                                ---------
  Total Fund Operating
   Expenses...................   1.54%
                                ---------
                                ---------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------
      Advisor Class shares.......................................................        $16         $49         $85        $185


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



(3) THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 4

                             AIM EUROPE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.


                             AIM EUROPE GROWTH FUND
                    (FORMERLY GT GLOBAL EUROPE GROWTH FUND)

                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 5

                             AIM EUROPE GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


THE EUROPE FUND



The Fund seeks long-term growth of capital. It seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. There can be no assurance that the Fund will achieve its investment objective. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Areas include the following countries:
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom.



Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.



The Fund is a regional fund for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets.



The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.



The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION



In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


                               Prospectus Page 6

                             AIM EUROPE GROWTH FUND


The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



OTHER INVESTMENT POLICIES



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's


                               Prospectus Page 7

                             AIM EUROPE GROWTH FUND

sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Funds also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate


                               Prospectus Page 8

                             AIM EUROPE GROWTH FUND

futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------


                                  RISK FACTORS


--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


                               Prospectus Page 9

                             AIM EUROPE GROWTH FUND


Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions, the Fund involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive


                               Prospectus Page 10

                             AIM EUROPE GROWTH FUND

Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administrative fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Europe Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the above Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.

                               Prospectus Page 11

                             AIM EUROPE GROWTH FUND


The investment professionals primarily responsible for the portfolio management of the Fund is as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Nicholas J. Ford         Portfolio Manager since   Portfolio Manager for the Sub-adviser since February 1998 and
 London                   1998                      Portfolio Manager for INVESCO GT Asset Management PLC (London), an
                                                    affiliate of the Sub-adviser since 1996. Director of Equities for
                                                    Lehman Brothers Global Asset Management PLC (London) from 1994 to
                                                    1996. Portfolio Manager and Head of European Equities for Hill
                                                    Samuel Investment Management PLC (London) from 1990 to 1994.


                            ------------------------


In placing orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.


From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the


                               Prospectus Page 12

                             AIM EUROPE GROWTH FUND

outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 13

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in

                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but

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                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

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                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

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                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

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                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             AIM EUROPE GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS



[            ]
[            ]
[            ]


  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                         AIM INTERNATIONAL GROWTH FUND:
                                 ADVISOR CLASS

                        PROSPECTUS -- SEPTEMBER 8, 1998
--------------------------------------------------------------------------------


This Prospectus contains information about AIM International Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).



This Prospectus sets forth concisely the information about the Fund prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
 BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY
  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                         AIM INTERNATIONAL GROWTH FUND


                               TABLE OF CONTENTS

------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          5
Investment Objective and Policies.........................................................          6
Risk Factors..............................................................................          9
Management................................................................................         12
Other Information.........................................................................         14


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks long-term growth of capital.

Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).

Investment Managers:           The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-
                               advised by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the
                               Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.
                               AIM and the Sub-adviser are both indirect wholly owned
                               subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a
                               significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its Subsidiaries, currently advises approximately
                               90 investment company portfolios.

Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a)
                               trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c)
                               any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least
                               0.50% on the assets in the account; (d) accounts advised by the
                               Sub-adviser or one of the companies formerly affiliated with the
                               Asset Management Division of Liechtenstein Global Trust AG,


                               Prospectus Page 2

                         AIM INTERNATIONAL GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
                               (e) any of the companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class
                               B shares, which represent interests in the Fund. The Class A and
                               Class B shares have different distribution arrangements.

                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How
                               to Purchase Shares."

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM
                               Distributors (collectively, "The AIM Family of Funds"). Advisor
                               Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."

Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day.
                               See "How to Redeem Shares."

Distributions:                 The Fund currently declares and pays dividends from net
                               investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the
                               Fund's shares or may be invested in shares of the other funds in
                               The AIM Family of Funds. See "Dividends, Distributions and Tax
                               Matters."

Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

                               The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject.
                               Individual foreign economies also may differ favorably or
                               unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 3

                         AIM INTERNATIONAL GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None
  Sales charges on reinvested
   distributions to
   shareholders...............    None
  Maximum deferred sales
   charge (as a % of net asset
   value at time of purchase
   or sale, whichever is
   less)......................    None
  Redemption charges..........    None
  Exchange fees...............    None

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........    .98%
  12b-1 distribution and
   service fees...............    None
  Other expenses..............    .49%
                                ---------
  Total Fund Operating
   Expenses...................   1.47%
                                ---------
                                ---------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------

      ADVISOR CLASS SHARES.......................................................        $15         $47         $81        $177


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Funds' fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees.



(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 4

                         AIM INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)


                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 5

                         AIM INTERNATIONAL GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela but not the United States. There can be no assurance that the Fund will achieve its investment objective.



Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.



The Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed non-U.S. portfolio. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include:
(a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.



Under normal circumstances, the assets of the Fund are invested in the equity securities of issuers domiciled in at least three different countries.



The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION


In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-


                               Prospectus Page 6

                         AIM INTERNATIONAL GROWTH FUND

adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



OTHER INVESTMENT POLICIES



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings


                               Prospectus Page 7

                         AIM INTERNATIONAL GROWTH FUND

exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Contracts" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.


                               Prospectus Page 8

                         AIM INTERNATIONAL GROWTH FUND


Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------


                                  RISK FACTORS


--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of


                               Prospectus Page 9

                         AIM INTERNATIONAL GROWTH FUND

assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.



Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund, should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.



Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.



Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.



Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.



The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.



In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.



In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


                               Prospectus Page 10

                         AIM INTERNATIONAL GROWTH FUND


The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.



PACIFIC REGION COUNTRIES. The Fund may invest significantly in equity securities of issuers located in Pacific region countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.



In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong, if any. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.



OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 11

                         AIM INTERNATIONAL GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.


The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


                               Prospectus Page 12

                         AIM INTERNATIONAL GROWTH FUND

AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Roger Yates              Portfolio Manager since   Global Chief Investment Officer for the Sub-adviser and INVESCO GT
 London                   1996                      Asset Management PLC (London) ("GT Asset Management"), an affiliate of the Sub-adviser, since October 1997. International Chief
                                                    Investment Officer for the Sub-adviser and GT Asset Management from
                                                    September 1996 to October 1997. Chief Investment Officer and
                                                    Portfolio Manager for Europe and the United Kingdom for the
                                                    Sub-adviser and GT Asset Management from 1994 to September 1996.
                                                    Investment Manager for Morgan Grenfell Asset Management from 1988 to
                                                    1994.
Michael Lindsell         Portfolio Manager since   Head of Investment Strategy for Global Equities for the Sub-adviser
 London                   1992                      since 1996. Chief Investment Officer for Japan for INVESCO GT Asset
                                                    Management Asia Ltd. (Hong Kong) and Portfolio Manager for the
                                                    Sub-adviser from 1992 to 1996. Director of Warburg Asset Management
                                                    (Tokyo) prior thereto.


                            ------------------------


In placing orders for the Fund's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


                               Prospectus Page 13

                         AIM INTERNATIONAL GROWTH FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of "G.T. Global Growth Series," a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 14

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

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                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in

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                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but

                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                         AIM INTERNATIONAL GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS


[            ]
[            ]
[            ]

  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                             AIM JAPAN GROWTH FUND
                                 ADVISOR CLASS

                        PROSPECTUS -- SEPTEMBER 8, 1998
--------------------------------------------------------------------------------


This Prospectus contains information about AIM Japan Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in Japan.



The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
 BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY
  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                             AIM JAPAN GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          5
Investment Objective and Policies.........................................................          6
Risk Factors..............................................................................          9
Management................................................................................         11
Other Information.........................................................................         12


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.
Investment Objective:          The Fund seeks long-term growth of capital.
Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in Japan.
Investment Managers:           The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised by INVESCO (NY), Inc. (the
                               "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of
                               AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.
Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts advised by the Sub-adviser or one of the companies formerly affiliated with the Asset
                               Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor
                               Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and (e) any of the
                               companies affiliated with AMVESCAP PLC.


                               Prospectus Page 2

                             AIM JAPAN GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.
                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."
Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."
Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."
Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters."
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares or in
                               Advisor Class shares of other AIM/GT Funds without a sales charge.
Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.
                               The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the
                               Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               The Fund invests a significant portion of its assets in issuers in a particular country. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.
                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 3

                             AIM JAPAN GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of offering price).............................................          None
  Sales charges on reinvested distributions to shareholders................................................          None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
   less)...................................................................................................          None
  Redemption charges.......................................................................................          None
  Exchange fees............................................................................................          None

ANNUAL FUND OPERATING EXPENSES (2):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees............................................................           .98%
  12b-1 distribution and service fees......................................................................          None
  Other expenses (after reimbursements)....................................................................           .67%
                                                                                                                    -----
  Total Fund Operating Expenses............................................................................          1.65%
                                                                                                                    -----
                                                                                                                    -----


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------
      Advisor Class shares.......................................................        $17         $52         $90        $197

--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.73% and 1.71%, respectively, for the Advisor Class shares of the Fund. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 4

                             AIM JAPAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



The financial statements and notes for [        ] have been audited by
[          ], independent accountants, whose reports thereon appear in the
Statement of Additional Information.



Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.


                             AIM JAPAN GROWTH FUND
                     (FORMERLY GT GLOBAL JAPAN GROWTH FUND)

                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 5

                             AIM JAPAN GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


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The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in Japan. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. There can be no assurance that the Fund will achieve its investment objective.



The Fund is designed for investors wishing to concentrate their investment in the Japanese market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.



The Japan Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Japan. Such investments may include: (a) securities of issuers in countries that are not located in Japan but are linked by tradition, economic markets, cultural similarities or geography to Japan; and
(b) securities of issuers located elsewhere in the world that have operations in Japan or that stand to benefit from political and economic events in Japan.



The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in Japan. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION


In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



For purposes of this Prospectus, an issuer typically is considered as domiciled in Japan if it is (a) organized under the laws of, or has its principal office in Japan or (b) normally derives 50% or more of its total revenues from business in Japan, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect Japan's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in Japan and considered by the Sub-adviser to be located in Japan may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in Japan.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies


                               Prospectus Page 6

                             AIM JAPAN GROWTH FUND

other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



OTHER INVESTMENT POLICIES



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is


                               Prospectus Page 7

                             AIM JAPAN GROWTH FUND

made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Funds also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in


                               Prospectus Page 8

                             AIM JAPAN GROWTH FUND

U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------


                                  RISK FACTORS


--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.



Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and


                               Prospectus Page 9

                             AIM JAPAN GROWTH FUND

political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



CONCENTRATION. The Fund invests a significant portion of its assets in a particular country. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



JAPAN. The Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Fund's performance.



Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.



The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.



The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.



In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.



OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 10

                             AIM JAPAN GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administrative agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment

                               Prospectus Page 11

                             AIM JAPAN GROWTH FUND
management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professional primarily responsible for the portfolio management of the Fund is as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Andrew Callender         Portfolio Manager since   Head of Investments for Japan and Portfolio Manager for the
 Tokyo                    1997                      Sub-adviser and INVESCO GT Asset Management Japan Ltd. (Tokyo), an
                                                    affiliate of the Sub-adviser since 1997. Portfolio Manager for
                                                    INVESCO GT Asset Management Japan Ltd. from 1990 to 1997.


                            ------------------------


In placing orders for the Fund's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Company acquired the assets of and assumed the liabilities of "G.T. Global Growth Series", a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects


                               Prospectus Page 12

                             AIM JAPAN GROWTH FUND

the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 13

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in

                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but

                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             AIM JAPAN GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS
[            ]
[            ]
[            ]


  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                            AIM MID CAP GROWTH FUND
                                 ADVISOR CLASS

                        PROSPECTUS -- SEPTEMBER 8, 1998
--------------------------------------------------------------------------------


This Prospectus contains information about AIM Mid Cap Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1 billion to $5 billion ("U.S. mid cap companies").



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
 BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY
  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                            AIM MID CAP GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          5
Investment Objective and Policies.........................................................          6
Risk Factors..............................................................................          9
Management................................................................................         10
Other Information.........................................................................         12


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks long-term growth of capital.

Principal Investments:         The Fund invests primarily in equity securities of U.S. mid cap companies.

Investment Managers:           The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by
                               INVESCO (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.

Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts advised by the Sub-adviser or one of the companies formerly affiliated with the Asset
                               Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor
                               Class shares of any of the


                               Prospectus Page 2

                            AIM MID CAP GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               funds in The AIM Family of Funds on May 29, 1998; and (e) any of the companies composing or affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and
                               Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.

                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain
                               Funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."

Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters."

Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 3

                            AIM MID CAP GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of
   offering price)................................    None
  Sales charges on reinvested distributions to
   shareholders...................................    None
  Maximum deferred sales charges (as a % of net
   asset value at time of purchase or sale,
   whichever is less).............................    None
  Redemption charges..............................    None
  Exchange fees...................................    None

ANNUAL FUND OPERATING EXPENSES (2):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...    .72%
  12b-1 distribution and service fees.............    None
  Other expenses (after reimbursements)...........    .41%
                                                    ---------
  Total Fund Operating Expenses...................   1.13%
                                                    ---------
                                                    ---------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                   ----------  ----------  ----------  ----------
      Advisor Class shares.......................................        $12         $36         $63        $138


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



(3) THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 4

                            AIM MID CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for
[        ] have been audited by [        ], independent accountants, whose
reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.


                            AIM MID CAP GROWTH FUND
                (FORMERLY GT GLOBAL AMERICA MID CAP GROWTH FUND)

                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 5

                            AIM MID CAP GROWTH FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The investment objective of the Mid Cap Fund is long term growth of capital. There can be no assurance that the Fund will achieve its investment objective.



The Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations of less than $1 billion or greater than $5 billion; and (b) issuers domiciled outside the United States, including
(i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.



For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION



In selecting equity securities for the Fund, the Sub-adviser uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting mid cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Sub-adviser tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Sub-adviser on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units (such as Euros) are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.


                               Prospectus Page 6

                            AIM MID CAP GROWTH FUND


OTHER INVESTMENT POLICIES



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights


                               Prospectus Page 7

                            AIM MID CAP GROWTH FUND

in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund


                               Prospectus Page 8

                            AIM MID CAP GROWTH FUND

has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------


                                  RISK FACTORS


--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



CONCENTRATION. The Fund invests a significant portion of its assets in a particular country or region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 9

                            AIM MID CAP GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board, See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.


The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment advisory agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP

                               Prospectus Page 10

                            AIM MID CAP GROWTH FUND
PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.

The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Brent W. Clum            Portfolio Manager since   Portfolio Manager for the Sub-adviser since 1997. Senior Equity
 New York                 1997                      Research Analyst for the Sub-adviser since 1995. Employed by
                                                    Chancellor Capital Management, Inc., a predecessor of the
                                                    Sub-adviser from 1995 to October 1996. Vice President and Analyst at
                                                    T. Rowe Price from 1990 to 1995. Chartered Financial Analyst and
                                                    Certified Public Accountant.


                            ------------------------

With respect to the Fund, the Sub-adviser utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. The Sub-adviser's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Sub-adviser's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Sub-adviser's investment team are assigned primary responsibility for the day-to-day management of the Fund, along with similarly managed accounts, it is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.


In placing orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


                               Prospectus Page 11

                            AIM MID CAP GROWTH FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust.



From time to time the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 12

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in

                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but

                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

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                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            AIM MID CAP GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


INDEPENDENT ACCOUNTANTS


[            ]
[            ]
[            ]


  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                          AIM NEW PACIFIC GROWTH FUND:
                                 ADVISOR CLASS

                        PROSPECTUS -- SEPTEMBER 8, 1998
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This Prospectus contains information about AIM New Pacific Growth Fund (the
"Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).



This Prospectus sets forth concisely the information about the Fund prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                          AIM NEW PACIFIC GROWTH FUND

                               TABLE OF CONTENTS
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
                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Object and Policies............................................................          7
Risk Factors..............................................................................         10
Management................................................................................         13
Other Information.........................................................................         15


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                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks long-term growth of capital.

Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area
                               (as defined herein).

Investment Managers:           The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised by INVESCO (NY), Inc. (the
                               "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of
                               AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


                               Prospectus Page 2

                          AIM NEW PACIFIC GROWTH FUND

                                    SUMMARY
                                  (Continued)
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
Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts advised by the Sub-adviser or one of the companies formerly affiliated with the Asset
                               Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor
                               Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and (e) any of the
                               companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class
                               A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.
                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."
Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."
Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."
Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters."
Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.


                               Prospectus Page 3

                          AIM NEW PACIFIC GROWTH FUND

                                    SUMMARY
                                  (Continued)
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
                               The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the
                               Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               The Fund invests a significant portion of its assets in issuers in a particular region of the world.
                               As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.
                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.
                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 4

                          AIM NEW PACIFIC GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............     None
  Sales charges on reinvested
   distributions to
   shareholders...............     None
  Maximum deferred sales
   charges (as a % of net
   asset value at time of
   purchase or sale, whichever
   is less)...................     None
  Redemption charges..........     None
  Exchange fees...............     None

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........     .97%
  12b-1 distribution and
   service fees...............     None
  Other expenses..............     .61%
                                -----------
  Total Fund Operating
   Expenses...................    1.58%
                                -----------
                                -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------
      Advisor Class shares.......................................................        $16         $50         $87        $189


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



(3) THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                          AIM NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

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The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. [The financial statements and notes for
[    ] have been audited by [    ], independent accountants, whose reports
thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.]


                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                                 [TO BE ADDED]
                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                          AIM NEW PACIFIC GROWTH FUND


                             INVESTMENT OBJECTIVES
                                  AND POLICIES


--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. The Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which these Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Areas include the following countries: Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand.



Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area. There can be no assurance that the Fund will achieve its investment objective.



The Fund is a regional fund for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets.



The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.



The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION


In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to refect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis


                               Prospectus Page 7

                          AIM NEW PACIFIC GROWTH FUND

of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.



OTHER INVESTMENT POLICIES



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment


                               Prospectus Page 8

                          AIM NEW PACIFIC GROWTH FUND

(for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


                               Prospectus Page 9

                          AIM NEW PACIFIC GROWTH FUND


AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------


                                  RISK FACTORS


--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Fund invests primarily in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.



Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the


                               Prospectus Page 10

                          AIM NEW PACIFIC GROWTH FUND

exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.



Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.



Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.



Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.



The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.



In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.



In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.



The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from the Fund's identification of such conditions


                               Prospectus Page 11

                          AIM NEW PACIFIC GROWTH FUND

until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.



CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



PACIFIC REGION COUNTRIES. The Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.



In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong, if any. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.



OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Fund is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


                               Prospectus Page 12

                          AIM NEW PACIFIC GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investement objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.


The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP

                               Prospectus Page 13

                          AIM NEW PACIFIC GROWTH FUND
PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professional primarily responsible for the portfolio management of the Fund is as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Anna Tong                Portfolio Manager since   Portfolio Manager for the Sub-adviser since June 1998 and a Managing
 Hong Kong                1998                      Director and Chief Investment Officer for INVESCO Asia Ltd. (Hong
                                                    Kong) ("INVESCO Asia") since April 1997. Managing Director for
                                                    INVESCO International (FE) Ltd. (Hong Kong) and a Director of
                                                    INVESCO Investment Management (HK) Ltd. (Hong Kong) since March
                                                    1985. INVESCO Asia, INVESCO International (FE) Ltd. and INVESCO
                                                    Investment Management (HK) Ltd. are affiliates of the Sub-adviser.
Sammy Lau                Portfolio Manager since   Portfolio Manager for the Sub-adviser since June 1998 and a Director
 Hong Kong                1998                      of INVESCO Asia since January 1996. Associate Director of INVESCO
                                                    Asia from December 1994 to January 1996. Associate at J.P. Morgan
                                                    (Hong Kong) from November 1993 to November 1994. Investment Manager for Baring International Asset Admin Ltd. (Hong Kong) from June 1990 to October 1993.


                            ------------------------


In placing orders for the Fund's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the 'Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of "G.T. Global Growth


                               Prospectus Page 14

                          AIM NEW PACIFIC GROWTH FUND

Series," a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series or portfolios of the Trust. From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 15

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

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                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in

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                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but

                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                          AIM NEW PACIFIC GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS



[            ]
[            ]
[            ]


  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                           AIM SMALL CAP EQUITY FUND
                                 ADVISOR CLASS

                        PROSPECTUS -- SEPTEMBER 8, 1998
--------------------------------------------------------------------------------


This Prospectus contains information about AIM Small Cap Equity Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of up to $1 billion ("U.S. small cap companies").



The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                           AIM SMALL CAP EQUITY FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          5
Investment Objective and Policies.........................................................          6
Risk Factors..............................................................................          9
Management................................................................................         10
Other Information.........................................................................         12


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund and the Portfolio:    The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Growth
                               Portfolio. The Fund seeks long-term capital appreciation. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.

Investment Managers:           The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised by INVESCO (NY), Inc.
                               (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of
                               AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.

Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset
                               Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor
                               Class shares of any of the


                               Prospectus Page 2

                           AIM SMALL CAP EQUITY FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               funds in The AIM Family of Funds on May 29, 1998; and (e) any of the companies affiliated with
                               AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.

                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, " The AIM Family of Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."

Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters."

Risk Factors:                  There is no assurance that the Fund or the Portfolio will achieve its investment objective. The
                               Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities.

                               The Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 3

TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None
  Sales charges on reinvested
   distributions to
   shareholders...............    None
  Maximum deferred sales
   charge (as a % of net asset
   value at time of purchase
   or sale, whichever is
   less)......................    None
  Redemption charges..........    None
  Exchange fees...............    None

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........    .73%
  12b-1 distribution and
   service fees...............    None
  Other expenses (after
   reimbursements)............    .67%
                                ---------
  Total Fund Operating
   Expenses...................   1.40%
                                ---------
                                ---------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------
      Advisor Class shares.......................................................        $14         $45         $77        $169


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.44% and 2.17%, respectively, for the Advisor Class shares of the Fund (including its share of the expenses of the Portfolio). Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and of the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.



(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's or the Portfolio's projected or actual performance.


                               Prospectus Page 4

                           AIM SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Fund's independent certified public accountants for those periods.
The financial statements and notes for [    ] have been audited by [    ],
independent accountants, whose reports thereon appear in the Statement of Additional Information.


                           AIM SMALL CAP EQUITY FUND
               (FORMERLY GT GLOBAL AMERICA SMALL CAP GROWTH FUND)

                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 5

                           AIM SMALL CAP EQUITY FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The investment objective of the Fund is long term capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $1 billion and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.



The debt obligations that the Portfolio may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolio will limit its purchases of debt securities to investment grade obligations, as defined above.



For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION



In selecting equity securities for the Portfolio, the Sub-adviser uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting small cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Sub-adviser tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Sub-adviser on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units (such as Euros) are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.


                               Prospectus Page 6

                           AIM SMALL CAP EQUITY FUND


OTHER INVESTMENT POLICIES



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent the Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.



In addition, the Portfolio may hold U.S. dollars and may invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares, or to meet its ordinary daily cash needs. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of the Fund's shares than would be the case if the Portfolio did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and


                               Prospectus Page 7

                           AIM SMALL CAP EQUITY FUND

possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.



OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options and Futures Strategies" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-adviser intends to include in the Portfolio's holdings. The Portfolio also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Portfolio may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.



The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the


                               Prospectus Page 8

                           AIM SMALL CAP EQUITY FUND

investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.



OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.



The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment adviser and/or subadviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.



In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.



The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.


--------------------------------------------------------------------------------


                                  RISK FACTORS


--------------------------------------------------------------------------------


GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


                               Prospectus Page 9

                           AIM SMALL CAP EQUITY FUND


SMALL CAP COMPANIES. The Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.



OPTIONS AND FUTURES TRANSACTIONS. Although the Portfolio is authorized to enter into options and futures transactions, the Portfolio might not enter into any such transactions. Options and futures transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.



ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide


                               Prospectus Page 10

                           AIM SMALL CAP EQUITY FUND
the following administrative services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's and the Portfolio's operations.


The Fund pays AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-adviser as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM and the Sub-adviser. The Portfolio pays AIM such fees, computed daily and paid monthly, based on the average daily net assets of the Portfolio, at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



The Sub-adviser also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


                               Prospectus Page 11

                           AIM SMALL CAP EQUITY FUND

The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                   THE PORTFOLIO                                   PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Mark J. Cunneen          Portfolio Manager since   Portfolio Manager for the Sub-adviser since December 1992. Employed
 New York                 1997                      by Chancellor Capital Management, Inc., a predecessor of the
                                                    Sub-adviser, from December 1992 to October 1996.


                            ------------------------


With respect to the Portfolio the Sub-adviser utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build various investment portfolios. The Sub-adviser's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Sub-adviser's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual member(s) of the Sub-adviser's investment team are assigned primary responsibility for the day-to-day management of the Portfolio along with similarly managed accounts, the Portfolio is reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



In placing orders for the Portfolio's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Portfolio will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Trust.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other


                               Prospectus Page 12

                           AIM SMALL CAP EQUITY FUND

matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Growth Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, Growth Portfolio's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust, to the Fund and to the Portfolio.


                               Prospectus Page 13

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in

                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but

                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                           AIM SMALL CAP EQUITY FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS



[            ]
[            ]
[            ]


  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                           AIM WORLDWIDE GROWTH FUND:
                                 ADVISOR CLASS


                        PROSPECTUS -- SEPTEMBER 8, 1998
--------------------------------------------------------------------------------


This Prospectus contains information about AIM Worldwide Growth Fund (the "Fund"), which is one of several series investment portfolios comprising AIM Growth Series (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled anywhere in the world.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
 BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY
  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.     ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                           AIM WORLDWIDE GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          3
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Risk Factors..............................................................................         10
Management................................................................................         13
Other Information.........................................................................         15


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks long-term growth of capital.

Principal Investments:         The Fund invests primarily in equity securities of issuers domiciled in its Primary Investment Area
                               (as defined herein).

Investment Managers:           The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO
                               (NY), Inc. (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


                               Prospectus Page 2

                           AIM WORLDWIDE GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts advised by the Sub-adviser or one of the companies formerly affiliated with the Asset
                               Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor
                               Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and (e) any of the
                               companies composing or affiliated with AMVESCAP PLC.

                               Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.

                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."

Distributions:                 The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See
                               "Dividends, Distributions and Tax Matters."

Risk Factors:                  There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities.


                               Prospectus Page 3

                           AIM WORLDWIDE GROWTH FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               The Fund may invest a significant portion of its assets in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities.

                               The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.

                               See "Investment Objective and Policies" and "Risk Factors."


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 4

                           AIM WORLDWIDE GROWTH FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None
  Sales charges on reinvested
   distributions to
   shareholders...............    None
  Maximum deferred sales
   charges (as a % of net
   asset value at time of
   purchase or sale, whichever
   is less)...................    None
  Redemption charges..........    None
  Exchange fees...............    None

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........    .98%
  12b-1 distribution and
   service fees...............    None
  Other expenses (after
   reimbursements)............    .49%
                                ---------
  Total Fund Operating
   Expenses...................   1.47%
                                ---------
                                ---------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):



An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------
      Advisor Class shares.......................................................        $15         $47         $81        $177


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



(3) THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 5

                           AIM WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.


                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                           AIM WORLDWIDE GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. It seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as defined below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries:
Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Columbia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, Spain, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States and Venezuela. There can be no assurance that the Fund will achieve its investment objective.



Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from the Fund's Primary Investment Area.


The Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Sub-adviser's professional team of investment specialists.


The Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed non-U.S. portfolio. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include:
(a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


Under normal circumstances, the assets of the Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Fund's assets normally are invested in the equity securities of U.S. issuers.

The Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

In managing the Fund, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Sub-adviser intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which the Fund invests.


For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it


                               Prospectus Page 7

                           AIM WORLDWIDE GROWTH FUND

is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


The Sub-adviser allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Fund may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Fund may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-adviser or its affiliates ("Affiliated Funds"), that in turn are authorized to invest in the securities of such countries. The Fund may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-adviser will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The

                               Prospectus Page 8

                           AIM WORLDWIDE GROWTH FUND
Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which that Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhance the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Strategies" herein and the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.

In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.

                               Prospectus Page 9

                           AIM WORLDWIDE GROWTH FUND

Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


DEPOSITORY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies -- Depository Receipts" in the Statement of Additional Information.


OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

FOREIGN INVESTING. The Fund invests a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the repatriation of assets of the Fund, political or social instability, or diplomatic developments that could affect their

                               Prospectus Page 10

                           AIM WORLDWIDE GROWTH FUND
investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act

                               Prospectus Page 11

                           AIM WORLDWIDE GROWTH FUND
permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e). During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

[PACIFIC REGION COUNTRIES. The Fund may invest significantly in this region. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Moreover, recent currency devaluations in some Pacific region countries have resulted in high interest rate levels and sharp reductions in economic activity and have diminished prospects for short-term growth in corporate earnings. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.

In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.]


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions it might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

                               Prospectus Page 12

                           AIM WORLDWIDE GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the investment managers of the Fund include, but are not limited to, determining the composition of the portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administrative services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operations.



The Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. Outof the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administrative fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.65% of the average daily net assets of the Fund's Advisor Class shares.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and

                               Prospectus Page 13

                           AIM WORLDWIDE GROWTH FUND
retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:



                           RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                      THE FUND                                     PAST FIVE YEARS
-----------------------  ------------------------  ---------------------------------------------------------------------
Roger Yates              Portfolio Manager since   Global Chief Investment Officer for the Sub-adviser and INVESCO GT
 London                   1996                      Asset Management PLC (London) ("GT Asset Management"), an affiliate of the Sub-adviser, since October 1997. International Chief
                                                    Investment Officer for the Sub-adviser and GT Asset Management from
                                                    September 1996 to October 1997. Chief Investment Officer and
                                                    Portfolio Manager for Europe and the United Kingdom for the
                                                    Sub-adviser and GT Asset Management from 1994 to September 1996.
                                                    Investment Manager for Morgan Grenfell Asset Management from 1988 to
                                                    1994.
Michael Lindsell         Portfolio Manager since   Head of Investment Strategy for Global Equities for the Sub-adviser
 London                   1997                      and GT Asset Management since 1996. Chief Investment Officer for
                                                    Japan for INVESCO GT Asset Management Asia Ltd. (Hong Kong) and
                                                    Portfolio Manager for the Sub-adviser from 1992 to 1996. Director of
                                                    Warburg Asset Management (Tokyo) prior thereto.
Richard K. Collins       Portfolio Manager since   Senior Equity Portfolio Manager and Managing Director for the
 New York                 1997                      Sub-adviser since April 1993. Senior Analyst and Portfolio Manager from 1982 to April 1993. Employed by Chancellor Capital Management,
                                                    Inc., a predecessor of the Sub-adviser from 1982 to October 1996.
                                                    Senior Equity Analyst for Scudder, Stevens & Clark from 1973 to
                                                    1982, and Vice President of Research from 1976 to 1982. Research
                                                    Analyst for Salomon Brothers from 1970 to 1973. Chartered Financial
                                                    Analyst and member of the Association of Investment Management
                                                    Research (AIMR) and the New York Society of Securities Analysts.


                            ------------------------


In placing orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-adviser. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains that would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


                               Prospectus Page 14

                           AIM WORLDWIDE GROWTH FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On May 29, 1998, the Trust acquired the assets of and assumed the liabilities of G.T. Global Growth Series, a Massachusetts business trust. The Fund constitutes one of the eight separate and distinct series portfolios of the Company.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund.


                               Prospectus Page 15

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in


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                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but


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                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

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                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

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                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

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                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                           AIM WORLDWIDE GROWTH FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS



[            ]
[            ]
[            ]


  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                      STATEMENT OF ADDITIONAL INFORMATION



                         CLASS A AND CLASS B SHARES OF
                           AIM WORLDWIDE GROWTH FUND
                         AIM INTERNATIONAL GROWTH FUND
                          AIM NEW PACIFIC GROWTH FUND
                             AIM EUROPE GROWTH FUND
                            AIM MID CAP GROWTH FUND
                             AIM JAPAN GROWTH FUND
                    (Series Portfolios of AIM Growth Series)
                               11 Greenway Plaza
                                   Suite 100
                             Houston, TX 77047-1173
                                 (713) 626-1919

                            ------------------------


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                            ------------------------


          Statement of Additional Information dated September 8, 1998 relating to the AIM Worldwide Growth Fund Prospectus, the AIM International Growth Fund Prospectus, the AIM New Pacific Growth Fund Prospectus, the AIM Europe Growth Fund Prospectus, the AIM Mid Cap Growth Fund
              Prospectus and the AIM Japan Growth Fund Prospectus
                          each dated September 8, 1998


                                     [LOGO]

                   Statement of Additional Information Page 1

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS


--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Introduction.............................................................................................................      3
Investment Objectives and Policies.......................................................................................      4
Options, Futures and Currency Strategies.................................................................................      7
Risk Factors.............................................................................................................     15
Investment Limitations...................................................................................................     20
Execution of Portfolio Transactions......................................................................................     21
Trustees and Executive Officers..........................................................................................     24
Control Persons and Principal Holders of Securities......................................................................     26
Management...............................................................................................................     27
Valuation of Fund Shares.................................................................................................     33
How to Purchase and Redeem Shares........................................................................................     33
Taxes....................................................................................................................     35
Additional Information...................................................................................................     38
Investment Results.......................................................................................................     39
Description of Debt Ratings..............................................................................................     44
Financial Statements.....................................................................................................     46


                   Statement of Additional Information Page 2

                                AIM EQUITY FUNDS


                                  INTRODUCTION


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of AIM Worldwide Growth Fund ("Worldwide Fund"), AIM International Growth Fund ("International Fund"), AIM New Pacific Growth Fund ("Pacific Fund"), AIM Europe Growth Fund ("Europe Fund"), AIM Mid Cap Growth Fund ("Mid Cap Fund") and AIM Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for, the Funds.



The Trust is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Worldwide Fund is included in a Prospectus dated September 8, 1998, for International Fund is included in a separate Prospectus dated September 8, 1998, for Pacific Fund is included in a separate Prospectus dated September 8, 1998, for Europe Fund is included in a separate Prospectus dated September 8, 1998, for Mid Cap Fund is included in a separate Prospectus dated September 8, 1998, and for Japan Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.



This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                      GENERAL INFORMATION ABOUT THE FUNDS



THE TRUST AND ITS SHARES



The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of eight separate portfolios; each of the six Funds, AIM Small Cap Equity Fund, and AIM America Value Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of G.T. Global Growth Series.



This Statement of Additional Information relates solely to the Class A and B shares of the Funds.



The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.



Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable so such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such


                   STATEMENT OF ADDITIONAL INFORMATION PAGE 3

                                AIM EQUITY FUNDS

conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.



Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for investment by each Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

At this time, the Sub-adviser is not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, the Sub-adviser does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless the Sub-adviser determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

SAMURAI AND YANKEE BONDS
The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 4

                                AIM EQUITY FUNDS
policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.


DEPOSITARY RECEIPTS


Each Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 5

                                AIM EQUITY FUNDS
foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Trust's Board of Trustees (the "Board"). The Sub-adviser reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least [300%] of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below [300%,] within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the [300%] asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.


Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Sub-adviser to be of comparable quality.

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 6

                                AIM EQUITY FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 7

                                AIM EQUITY FUNDS
securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 8

                                AIM EQUITY FUNDS
(European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless the Sub-adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 9

                                AIM EQUITY FUNDS
options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 10

                                AIM EQUITY FUNDS
value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 11

                                AIM EQUITY FUNDS

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 12

                                AIM EQUITY FUNDS
Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's Board of Trustees.


Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 13

                                AIM EQUITY FUNDS
the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket or currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 14

                                AIM EQUITY FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES
A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Trust's Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) The Sub-adviser monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Trust's Board of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 15

                                AIM EQUITY FUNDS

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Fund, other than the Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 16

                                AIM EQUITY FUNDS
interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of each Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 17

                                AIM EQUITY FUNDS
companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.

Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, the Sub-adviser believes that high interest rate levels may force governments and

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 18

                                AIM EQUITY FUNDS
corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.

China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.


In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").



Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though the taking of such steps cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.


    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 19

                                AIM EQUITY FUNDS

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES
Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Sub-adviser reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that the Sub-adviser determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. The Sub-adviser will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. No Fund may:


        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 20

                                AIM EQUITY FUNDS

        (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.


The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Each Fund may not:


        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;

        (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                            ----------------------------

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Trust's Board of Trustees, the Sub-adviser is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, the Sub-adviser seeks the best net results for each Fund, taking into account such factors as the


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 21

                                AIM EQUITY FUNDS

price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Funds, the Sub-adviser may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to the Sub-adviser for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.


Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal year ended December 31, 1995, the Europe Fund paid to GT Bank in Liechtenstein AG and GT Bank in Liechtenstein (Zurich), each of which was an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.


For the fiscal year ended December 31, 1995, the International Fund paid to GT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 22

                                AIM EQUITY FUNDS

0.08% of the total brokerage commissions paid by the International Fund and less than 0.01% of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh and GT Bank in Liechtenstein AG aggregate brokerage commissions of $6,284 and $8,378, respectively, for transactions involving purchases and sales of portfolio securities which represented 0.09% and 0.50%, respectively, of the total brokerage commissions paid by the International Fund, and 0.08% and 0.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented less than 0.01% of the total brokerage commissions paid by the Worldwide Fund, and less than 0.01% of the aggregate dollar amount of transactions involving payment of commissions by the Worldwide Fund.


For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.

Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

FUND                                                                            1997           1996           1995
--------------------------------------------------------------------------  -------------  -------------  -------------
Mid Cap Fund..............................................................  $   2,193,539  $   2,760,768  $     878,569
Europe Fund...............................................................  $   2,217,385  $   2,711,139  $   3,877,784
International Fund........................................................  $     874,443  $   1,496,178  $   1,889,228
Japan Fund................................................................  $     218,841  $     253,623  $     440,117
Pacific Fund..............................................................  $   2,767,789  $   5,151,533  $   3,310,887
Worldwide Fund............................................................  $     578,365  $     792,165  $   1,007,167

PORTFOLIO TRADING AND TURNOVER
Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were as follows:

FUND                                                                                                       1997        1996
------------------------------------------------------------------------------------------------------  ----------  ----------
Mid Cap Fund..........................................................................................        190%        253%
Europe Fund...........................................................................................        107%        123%
International Fund....................................................................................         72%         74%
Japan Fund............................................................................................         58%         31%
Pacific Fund..........................................................................................         80%         93%
Worldwide Fund........................................................................................         92%         80%

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 23

                                AIM EQUITY FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------


The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                        EXPERIENCE FOR PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William J. Guilfoyle*, 40                President, GT Global, Inc. ("GT Global") since 1995; Director, GT Global since 1991; Senior
Trustee, Chairman of the Board and       Vice President and Director of Sales and Marketing, GT Global from May 1992 to April 1995;
President                                Vice President and Director of Marketing, GT Global from 1987 to 1992; Director,
50 California Street                     Liechtenstein Global Trust AG (holding company of the various international GT companies)
San Francisco, CA 94111                  Advisory Board from January 1996 to May 1998; Director, G.T. Global Insurance Agency ("G.T.
                                         Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since 1995;
                                         Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to
                                         November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993;
                                         and Trustee, each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                    President, Plantagenet Capital Management, LLC (an investment partnership); Chief Executive
Trustee                                  Officer, Plantagenet Holdings, Ltd. (an investment banking firm); Director, Anderson
220 Sansome Street                       Capital Management, Inc. since 1988; Director, PremiumWear, Inc. (formerly Munsingwear,
Suite 400                                Inc.)(a casual apparel company); Director, "R" Homes, Inc. and various other companies; and
San Francisco, CA 94104                  Trustee, each of the other investment companies registered under the 1940 Act that is sub-
                                         advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                      Partner law firm of Baker & McKenzie; Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company); and Trustee, each of the other investment companies registered
Two Embarcadero Center                   under the 1940 Act that is sub-advised or sub- administered by the Sub-adviser.
Suite 2400
San Francisco, CA 94111

Arthur C. Patterson, 54                  Managing Partner, Accel Partners (a venture capital firm); Director, Viasoft and PageMart,
Trustee                                  Inc. (both public software companies), and several other privately held software and
428 University Avenue                    communications companies; and Trustee, each of the other investment companies registered
Palo Alto, CA 94301                      under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Private investor; President, Quigley Friedlander & Co., Inc. (a financial advisory services
Trustee                                  firm) from 1984 to 1986; and Trustee, each of the other investment companies registered
1055 California Street                   under the 1940 Act that is sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94108


------------------------

* Mr. Guilfoyle is an "interested person" of the Trust as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 24

                                AIM EQUITY FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                        EXPERIENCE FOR PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

John J. Arthur+, 53                      Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and
Vice President                           Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors,
                                         Inc., A I M Fund Services, Inc. and Fund Management Company.

Kenneth W. Chancey, 53                   Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997; Vice President
Vice President and Principal Accounting  -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                      Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                           Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company.

Gary T. Crum, 50                         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President,
Vice President                           A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M Distributors,
                                         Inc. and AMVESCAP PLC.

Robert H. Graham, 51                     Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and
Vice President                           President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital
                                         Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company; and Director, AMVESCAP PLC.

Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President and Secretary             Secretary and Chief Legal and Compliance Officer, INVESCO (NY) Asset Management, Inc.,
50 California Street                     INVESCO (NY), Inc., GT Global Investor Services, Inc. and G.T. Insurance since August 1997;
San Francisco, CA 94111                  Secretary and Chief Legal and Compliance Officer, GT Global from August 1997 to April 1998;
                                         Executive Vice President of the Asset Management Division of Liechtenstein Global Trust AG,
                                         from October 1996 to May 1998; Senior Vice President, General Counsel and Secretary of
                                         INVESCO (NY) Asset Management, Inc., INVESCO (NY), Inc., GT Global, GT Global Investor
                                         Services, Inc. and G.T. Insurance from May 1994 to October 1996; and Senior Vice President,
                                         General Counsel and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 to May 1994.

Carol F. Relihan+, 43                    Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice
Vice President                           President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice
                                         President and General Counsel, Fund Management Company; Vice President and General Counsel,
                                         A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and A I M
                                         Distributors, Inc.

Dana R. Sutton, 39                       Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and
Vice President and Assistant Treasurer   Assistant Treasurer, Fund Management Company.


------------------------------
+   Mr. Arthur and Ms. Relihan are married to each other.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 25

                                AIM EQUITY FUNDS


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and Officers of the Trust is also a Trustee and Officer of AIM Investment Portfolios, AIM Investment Funds, AIM Series Trust, AIM Floating Rate Fund, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Growth Portfolio, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1997, the Trust paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, total compensation of $19,276, $20,044, $16,350 and $18,203, respectively, for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.


--------------------------------------------------------------------------------


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


--------------------------------------------------------------------------------


To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of June 26, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                                                         PERCENT
                                                                                                          PERCENT       OWNED OF
                                                                                                          OWNED OF     RECORD AND
FUND                            NAME AND ADDRESS OF OWNER                                                 RECORD*     BENEFICIALLY
------------------------------  ----------------------------------------------------------------------  ------------  -------------
International Fund              G.T. Capital Holdings, Inc. 401(k) FBO                                        7.93%          -0-
 -- Advisor Class                Account: 565-59-1255
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                G.T. Capital Holdings, Inc. 401(k) FBO                                        7.14%          -0-
                                 Account: 217646674
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                G.T. Capital Holdings, Inc. 401(k) FBO                                        5.98%          -0-
                                 Account: 545914793
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 26

                                AIM EQUITY FUNDS

                                                                                                                         PERCENT
                                                                                                          PERCENT       OWNED OF
                                                                                                          OWNED OF     RECORD AND
FUND                            NAME AND ADDRESS OF OWNER                                                 RECORD*     BENEFICIALLY
------------------------------  ----------------------------------------------------------------------  ------------  -------------
                                G.T. Capital Holdings, Inc. 401(k) P/S                                        5.82%          -0-
                                 A/C 105 34 1352 P
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                G.T. Capital Holdings, Inc. 401(k) FBO                                        5.58%          -0-
                                 Account: 562-04-5693
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                G.T. Capital Holdings, Inc. 401(k) FBO                                        5.47%          -0-
                                 Account: 546-33-3477
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
Pacific Fund                    G.T. Capital Holdings, Inc.                                                  27.08%          -0-
 -- Advisor Class                SERP Deferred Compensation
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Ellen Hoke
                                G.T. Capital Holdings, Inc. 401(k) FBO                                        9.95%          -0-
                                 Account: 045462854
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
Japan Fund                      Donaldson Lufkin Jennette Securities Corp. Inc.                              56.63%          -0-
 -- Advisor Class                P.O. Box 2052
                                 Jersey City, New Jersey 87303-2052
                                G.T. Capital Holdings, Inc.                                                   5.35%          -0-
                                 SERP Deferred Compensation
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Ellen Hoke


------------------------

*The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the investment manager and administrator to each Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to each Fund under a sub-advisory and sub-administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds and provide suitable office space and necessary small office equipment and utilities.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 27

                                AIM EQUITY FUNDS


The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Trust or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


The amounts of investment management and administration fees paid by each Fund to the Sub-adviser during the Funds' three most recent fiscal years were as follows:

FUND                                                     1997         1996         1995
----------------------------------------------------  -----------  -----------  -----------
Mid Cap Fund........................................   $3,999,732   $4,982,969   $4,425,913
Europe Fund.........................................   $5,228,246   $5,416,280   $6,161,265
International Fund..................................   $2,309,873   $3,034,522   $4,027,923
Japan Fund..........................................   $1,017,788   $1,367,702   $1,167,576
Pacific Fund........................................   $3,736,264   $5,260,774   $5,176,333
Worldwide Fund......................................   $1,619,691   $1,885,798   $2,050,983


                             THE DISTRIBUTION PLANS



THE CLASS A PLAN. The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amounts, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.



THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.



BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 28

                                AIM EQUITY FUNDS

of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.



Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.



Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.



Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.



Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.



AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.



Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.



For the fiscal year ended December 31, 1997, each Fund paid the following amounts under the Prior Plan:



                                                                                                        % OF CLASS
                                                                                                      AVERAGE DAILY
                                                                                                        NET ASSETS
                                                                                                   --------------------
                                                                        CLASS A        CLASS B      CLASS A    CLASS B
                                                                     -------------  -------------  ---------  ---------
Worldwide Fund.....................................................  $          --  $          --        --%        --%
International Fund.................................................  $          --  $          --        --%        --%
Pacific Fund.......................................................  $          --  $          --        --%        --%
Europe Fund........................................................  $          --  $          --        --%        --%
Mid Cap Fund.......................................................  $          --  $          --        --%        --%
Japan Fund.........................................................  $          --  $          --        --%        --%


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 29

                                AIM EQUITY FUNDS


Actual fees by category paid by each Fund with regard to the Class A shares during the year ended December 31, 1997 follows:



                                                     WORLDWIDE   INTERNATIONAL   PACIFIC    EUROPE      MID CAP      JAPAN
                                                       FUND          FUND         FUND       FUND        FUND        FUND
                                                    -----------  -------------  ---------  ---------  -----------  ---------

CLASS A
  Advertising.....................................   $      --     $      --    $      --  $      --   $      --   $      --
  Printing and mailing prospectuses, semi-annual
   reports and annual reports (other than to
   current shareholders)..........................   $      --     $      --    $      --  $      --   $      --   $      --
  Seminars........................................   $      --     $      --    $      --  $      --   $      --   $      --
  Compensation to Underwriters to partially offset
   other marketing expenses.......................   $      --     $      --    $      --  $      --   $      --   $      --
  Compensation to Dealers including finder's
   fees...........................................   $      --     $      --    $      --  $      --   $      --   $      --
  Compensation to Sales Personnel.................   $      --     $      --    $      --  $      --   $      --   $      --
  Annual Report Total.............................   $      --     $      --    $      --  $      --   $      --   $      --



Actual fees by category paid by each Fund with regard to the Class B Shares during the year ended December 31, 1997 as follows:



                                                     WORLDWIDE   INTERNATIONAL   PACIFIC    EUROPE      MID CAP      JAPAN
                                                       FUND          FUND         FUND       FUND        FUND        FUND
                                                    -----------  -------------  ---------  ---------  -----------  ---------

CLASS B
  Advertising.....................................   $      --     $      --    $      --  $      --   $      --   $      --
  Printing and mailing prospectuses, semi-annual
   reports and annual reports (other than to
   current shareholders)..........................   $      --     $      --    $      --  $      --   $      --   $      --
  Seminars........................................   $      --     $      --    $      --  $      --   $      --   $      --
  Compensation to Underwriters to partially offset
   upfront dealer commissions and other marketing
   costs..........................................   $      --     $      --    $      --  $      --   $      --   $      --
  Compensation to Dealers.........................   $      --     $      --    $      --  $      --   $      --   $      --
  Compensation to Sales Personnel.................   $      --     $      --    $      --  $      --   $      --   $      --
  Annual Report Total.............................   $      --     $      --    $      --  $      --   $      --   $      --



The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.



As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.



The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 30

                                AIM EQUITY FUNDS


Unless terminated earlier in accordance with their terms, the Plans continue in effect until [June 30, 1999] and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.



The Plans may be terminated by the vote of a majority of the Independent Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.



Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.



The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.



                                THE DISTRIBUTOR



Information concerning AIM Distributors and the continuous offering of the Fund's shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement with AIM Distributors relating to the Class A and Class B
shares of the Funds was approved by the Board of Trustees on             , 1998.
Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."



The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.



AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.



The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 31

                                AIM EQUITY FUNDS

Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Funds and their Class B shareholders to pay contingent deferred sales charges.



The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended December 31, 1997.



                                                                                                      1997
                                                                                          -----------------------------
                                                                                              SALES          AMOUNT
                                                                                             CHARGES        RETAINED
                                                                                          --------------  -------------
Worldwide Fund..........................................................................  $           --  $          --
International Fund......................................................................  $           --  $          --
Pacific Fund............................................................................  $           --  $          --
Europe Fund.............................................................................  $           --  $          --
Mid Cap Fund............................................................................  $           --  $          --
Japan Fund..............................................................................  $           --  $          --



The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended December 31, 1997, for Class A and Class B shares:



                                                                                                                1997
                                                                                                             -----------
Class A                                                                                                      $        --
Class B                                                                                                      $        --


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective at September 8, 1998. The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the accounting services fees paid by the Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund, and Worldwide Fund were $79,918, $173,767 and $142,274; $62,660, $139,442 and $138,072; $40,655, $77,934 and $59,416; $14,483, $35,119 and $26,210;
$53,724, $135,182 and $99,321; and $22,092, $48,430 and $41,680, respectively.


EXPENSES OF THE FUNDS

Each Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees, generally are higher for non-U.S. securities. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 32

                                AIM EQUITY FUNDS

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.



Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis or amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.



Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.


--------------------------------------------------------------------------------


                              HOW TO PURCHASE AND
                                 REDEEM SHARES


--------------------------------------------------------------------------------

A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."



The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connections with the distribution of the Funds' Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 33

                                AIM EQUITY FUNDS

without a sales charge are set forth in the Funds' Prospectuses. In addition, the Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the Prospectuses, that are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectuses.



Class B shares will automatically convert into Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. For the purpose of calculating the holding period required for conversion of Class B shares, the initial issuance of Class B shares shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.



The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares beyond the eighth year. AIM and the Sub-adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.



Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 34

                                AIM EQUITY FUNDS

Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."



Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.



The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.



QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE. As described in the Prospectus, the front-end sales charge for Class A shares is calculated by multiplying an investor's total investment by the applicable sales charge rate. The applicable rate varies with the amount invested. The Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the Prospectus, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectus.



PROGRAMS AND SERVICES FOR SHAREHOLDERS. The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.



DIVIDEND ORDER. Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To affect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc. P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


                                     TAXES

--------------------------------------------------------------------------------

GENERAL
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 35

                                AIM EQUITY FUNDS

respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.


Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.


If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (I.E.,the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 36

                                AIM EQUITY FUNDS


A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 37

                                AIM EQUITY FUNDS

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Trust to be held in separate accounts outside the United States in the custody of non-U.S. banks.


INDEPENDENT ACCOUNTANTS

The Trust's and the Funds' independent accountants are                .
          conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.



The audited financial statements of the Trust included in this Statement of
Additional Information have been examined by                as stated in their
opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY

Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Trust's Agreement and Declaration of Trust provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES
Prior to May 29, 1998, AIM New Pacific Growth Fund operated under the name of GT Global New Pacific Growth Fund; AIM Europe Growth Fund operated under the name GT Global Europe Growth Fund; AIM Japan Growth Fund operated under the name of GT Global Japan Growth Fund; AIM International Growth Fund operated under the name of GT Global International Growth Fund; AIM Worldwide Growth Fund operated under the name of GT Global Worldwide Growth Fund and AIM Mid Cap Growth Fund operated under the name of GT Global America Mid Cap Growth Fund.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 38

                                AIM EQUITY FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


TOTAL RETURN QUOTATIONS


The standard formula for calculating total return, as described in the Prospectus, is as follows:



                          P(1+T)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           T          =          average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).



The standardized returns for the Class A and Class B shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:


                                                                                             MID CAP FUND       MID CAP FUND
PERIOD                                                                                         (CLASS A)          (CLASS B)
-----------------------------------------------------------------------------------------  -----------------  -----------------
Fiscal year ended Dec. 31, 1997..........................................................          7.78%              8.35%
For the five years ended Dec. 31, 1997...................................................         14.00%               N/A
For the ten years ended Dec. 31, 1997....................................................         17.03%               N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........................           N/A              17.00%
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........................         14.36%               N/A


The standardized returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                EUROPE FUND      EUROPE FUND
PERIOD                                                                                           (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended Dec. 31, 1997.............................................................         5.08%            5.55%
For the five years ended Dec. 31, 1997......................................................        10.79%             N/A
For the ten years ended Dec. 31, 1997.......................................................         7.49%             N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................          N/A            10.37%


The standardized returns for the Class A and Class B shares of the International Fund, stated as average annualized total returns for the periods shown, were:


                                                                                     INTERNATIONAL FUND     INTERNATIONAL FUND
PERIOD                                                                                    (CLASS A)              (CLASS B)
----------------------------------------------------------------------------------  ---------------------  ---------------------
Fiscal year ended Dec. 31, 1997...................................................            2.54%                  3.47%
For the five years ended Dec. 31, 1997............................................            7.58%                   N/A
For the ten years ended Dec. 31, 1997.............................................            8.09%                   N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             N/A                   6.90%


The standardized returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                  JAPAN FUND    JAPAN FUND
PERIOD                                                                                            (CLASS A)     (CLASS B)
-----------------------------------------------------------------------------------------------  ------------  ------------
Fiscal year ended Dec. 31, 1997................................................................      (13.05)%      (12.99)%
For the five years ended Dec. 31, 1997.........................................................        3.13%          N/A
For the ten years ended Dec. 31, 1997..........................................................        2.20%          N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................         N/A          0.86%

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 39

                                AIM EQUITY FUNDS


The standardized returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                           (CLASS A)       (CLASS B)
---------------------------------------------------------------------------------------------  --------------  --------------
Fiscal year ended Dec. 31, 1997..............................................................       (47.31)%        (47.11)%
For the five years ended Dec. 31, 1997.......................................................        (2.61)%           N/A
For the ten years ended Dec. 31, 1997........................................................         4.01%            N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................          N/A           (4.37)%


The standardized returns for the Class A and Class B shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:


                                                                                          WORLDWIDE FUND       WORLDWIDE FUND
PERIOD                                                                                       (CLASS A)            (CLASS B)
--------------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Dec. 31, 1997.......................................................           3.95%                5.02%
For the five years ended Dec. 31, 1997................................................           8.84%                 N/A
For the ten years ended Dec. 31, 1997.................................................          10.26%                 N/A
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            N/A                 7.79%
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................           8.41%                 N/A


Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:



                          P(1+U)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           U          =          average annual total return assuming payment of only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of the stated
                                 period.



The average annual non-standardized returns for the Class A and Class B shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:


                                                                                             MID CAP FUND       MID CAP FUND
PERIOD                                                                                         (CLASS A)          (CLASS B)
-----------------------------------------------------------------------------------------  -----------------  -----------------
Fiscal year ended Dec. 31, 1997..........................................................         14.05%             13.35%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........................           N/A              17.23%
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........................         14.97%               N/A


The average annual non-standardized returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                EUROPE FUND      EUROPE FUND
PERIOD                                                                                           (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended Dec. 31, 1997.............................................................        11.20%           10.55%
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................          N/A            10.66%
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................        12.77%             N/A


The average annual non-standardized returns for the Class A and Class B shares of the International Fund, stated as average annualized total returns for the periods shown, were:


                                                                                     INTERNATIONAL FUND     INTERNATIONAL FUND
PERIOD                                                                                    (CLASS A)              (CLASS B)
----------------------------------------------------------------------------------  ---------------------  ---------------------
Fiscal year ended Dec. 31, 1997...................................................            8.51%                  7.71%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             N/A                   7.18%
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................           13.21%                   N/A


The average annual non-standardized returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                   JAPAN FUND      JAPAN FUND
PERIOD                                                                                             (CLASS A)       (CLASS B)
-----------------------------------------------------------------------------------------------  --------------  --------------
Fiscal year ended Dec. 31, 1997................................................................        (7.99)%         (8.42)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................          N/A            1.22%
July 19, 1985 (commencement of operations) through Dec. 31, 1997...............................        11.78%            N/A

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 40

                                AIM EQUITY FUNDS


The average annual non-standardized returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                           (CLASS A)       (CLASS B)
---------------------------------------------------------------------------------------------  --------------  --------------
Fiscal year ended Dec. 31, 1997..............................................................       (44.24)%        (44.65)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................          N/A           (4.09)%
January 19, 1977 (commencement of operations) through Dec. 31, 1997..........................         9.96%            N/A


The average annual non-standardized returns for the Class A and Class B shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:


                                                                                          WORLDWIDE FUND       WORLDWIDE FUND
PERIOD                                                                                       (CLASS A)            (CLASS B)
--------------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Dec. 31, 1997.......................................................          10.00%                9.22%
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            N/A                 8.06%
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................           9.00%                 N/A


Cumulative total return across a stated period may be calculated as follows:



                          P(1+V)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           V          =          cumulative total return assuming payment of all of, a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of the stated
                                 period.



The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:


                                                                                            MID CAP FUND     MID CAP FUND
PERIOD                                                                                        (CLASS A)        (CLASS B)
-----------------------------------------------------------------------------------------  ---------------  ---------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........................          N/A           112.80%
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........................       336.53%             N/A


The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:


                                                                                               EUROPE FUND      EUROPE FUND
PERIOD                                                                                          (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  --------------  ---------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................          N/A           61.77%
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................       346.82%            N/A


The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the International Fund, stated as aggregate total returns for the periods shown, were:


                                                                                    INTERNATIONAL FUND    INTERNATIONAL FUND
PERIOD                                                                                   (CLASS A)             (CLASS B)
----------------------------------------------------------------------------------  -------------------  ---------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................            N/A                 39.01%
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................         368.84%                  N/A


The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:


                                                                                                  JAPAN FUND      JAPAN FUND
PERIOD                                                                                             (CLASS A)      (CLASS B)
-----------------------------------------------------------------------------------------------  -------------  --------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................         N/A            5.91%
July 19, 1985 (commencement of operations) through Dec. 31, 1997...............................      300.11%            N/A


The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:


                                                                                               PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                           (CLASS A)      (CLASS B)
---------------------------------------------------------------------------------------------  -------------  --------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................         N/A          (17.99)%
January 19, 1977 (commencement of operations) through Dec. 31, 1997..........................      630.10%            N/A

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 41

                                AIM EQUITY FUNDS


The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:


                                                                                         WORLDWIDE FUND      WORLDWIDE FUND
PERIOD                                                                                      (CLASS A)           (CLASS B)
--------------------------------------------------------------------------------------  -----------------  -------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................           N/A               44.54%
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................        148.37%                N/A


The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:


                                                                                            MID CAP FUND     MID CAP FUND
PERIOD                                                                                        (CLASS A)        (CLASS B)
-----------------------------------------------------------------------------------------  ---------------  ---------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........................          N/A           110.80%
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........................       312.52%             N/A


The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:


                                                                                               EUROPE FUND      EUROPE FUND
PERIOD                                                                                          (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  --------------  ---------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................          N/A           59.77%
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................       322.24%            N/A


The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the International Fund, stated as aggregate total returns for the periods shown, were:


                                                                                    INTERNATIONAL FUND    INTERNATIONAL FUND
PERIOD                                                                                   (CLASS A)             (CLASS B)
----------------------------------------------------------------------------------  -------------------  ---------------------
April 1, 1993 (commencement of operations) through De. 31, 1997...................            N/A                 37.32%
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................         343.05%                  N/A


The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:


                                                                                                  JAPAN FUND      JAPAN FUND
PERIOD                                                                                             (CLASS A)      (CLASS B)
-----------------------------------------------------------------------------------------------  -------------  --------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................         N/A            4.15%
July 19, 1985 (commencement of operations) through Dec. 31, 1997...............................      278.10%            N/A


The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:


                                                                                               PACIFIC FUND    PACIFIC FUND
PERIOD                                                                                           (CLASS A)      (CLASS B)
---------------------------------------------------------------------------------------------  -------------  --------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................         N/A          (19.11)%
January 19, 1977 (commencement of operations) through Dec. 31, 1997..........................      589.94%            N/A


The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:


                                                                                         WORLDWIDE FUND      WORLDWIDE FUND
PERIOD                                                                                      (CLASS A)           (CLASS B)
--------------------------------------------------------------------------------------  -----------------  -------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................           N/A               42.80%
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................        134.71%                N/A

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


PERFORMANCE INFORMATION


Total return figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 42

                                AIM EQUITY FUNDS

segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:



Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial World
Forbes



Fortune
Global Finance
Hartford Courant Inc.
Institutional Investor
Insurance Forum


Insurance Week
Investor's Daily
Journal of the American
  Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business



New York Times
Pension World
Pensions & Investments
Personal Investor
Financial Services Week
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS



The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:



Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and comparisons)


CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
  Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings and comparisons)


Moody's Investors Service (publications)


Morgan Stanley Capital International All Country
  (AC) World Index
Morgan Stanley Capital International World
  Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond
  Index-Non-U.S.
Salomon Brothers World Government Bond
  Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price
  Index
Stangar
Wilshire Associaties
World Bank (publications and reports)
The World Bank Publication of Trends in
  Developing Countries
Worldscope



Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 43

                                AIM EQUITY FUNDS


         10-year Treasuries
       30-year Treasuries
       30-day Treasury Bills



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.



From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.



Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 44

                                AIM EQUITY FUNDS

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 45

                                AIM EQUITY FUNDS

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Funds as of December 31, 1997 and for the fiscal year then ended, and the unaudited financial statements as of June 30, 1998 and for the six months then ended, appear on the following pages.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 46

                                                       STATEMENT OF
                                                       ADDITIONAL INFORMATION



                         CLASS A AND CLASS B SHARES OF



                             AIM AMERICA VALUE FUND
                           AIM SMALL CAP EQUITY FUND
                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)



                               11 Greenway Plaza
                                   Suite 100
                             Houston, TX 77046-1173
                                 (713) 626-1919


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 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IT SHOULD BE
READ IN CONJUNCTION WITH A PROSPECTUS OF THE ABOVE-NAMED FUNDS, A COPY OF WHICH
      MAY BE OBTAINED FREE OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.


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STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998 RELATING TO THE AIM
AMERICA VALUE FUND PROSPECTUS AND THE AIM SMALL CAP EQUITY FUND PROSPECTUS, EACH
                            DATED SEPTEMBER 8, 1998


                                     [LOGO]

                   Statement of Additional Information Page 1

                               TABLE OF CONTENTS


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
                                                                                                                          PAGE NO.
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
Introduction...........................................................................................................       3
Investment Objectives and Policies.....................................................................................       4
Options and Futures....................................................................................................       6
Risk Factors...........................................................................................................      13
Investment Limitations.................................................................................................      14
Execution of Portfolio Transactions....................................................................................      16
Trustees and Executive Officers........................................................................................      18
Control Persons and Principal Holders of Securities....................................................................      20
Management.............................................................................................................      21
Valuation of Fund Shares...............................................................................................      26
How to Purchase and Redeem Shares......................................................................................      27
Taxes..................................................................................................................      29
Additional Information.................................................................................................      31
Investment Results.....................................................................................................      32
Description of Debt Ratings............................................................................................      35
Financial Statements...................................................................................................      37


                   Statement of Additional Information Page 2

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


                                  INTRODUCTION


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This Statement of Additional Information relates to the Class A and Class B shares of AIM Small Cap Equity Fund ("Small Cap Fund") and AIM America Value Fund ("America Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company. The Small Cap Fund and America Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for the Portfolios. AIM and the Sub-adviser also serve as the administrator and sub-administrator, respectively, for the Funds.



The Trust is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Small Cap Fund is included in a Prospectus dated September 8, 1998, and for America Value Fund is included in a separated Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.



This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                      GENERAL INFORMATION ABOUT THE FUNDS



THE TRUST AND ITS SHARES


The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 7, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of eight separate portfolios: each of the Funds, AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth Fund, AIM International Growth Fund, AIM Worldwide Growth Fund and AIM Mid Cap Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 7, 1998, is that of the series of G.T. Global Growth Series (renamed AIM Growth Series).



This Statement of Additional Information relates solely to the Class A and B shares of the Funds.



The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund or of a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.



Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such


                   Statement of Additional Information Page 3

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.



Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


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                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and America Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a New York Common Law Trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless the Sub-adviser determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR

                   Statement of Additional Information Page 4

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. The Sub-adviser will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.

Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution

                   Statement of Additional Information Page 5

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Sub-adviser to be of comparable quality.

                              OPTIONS AND FUTURES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

                   Statement of Additional Information Page 6

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS
A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the

                   Statement of Additional Information Page 7

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying

                   Statement of Additional Information Page 8

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such option, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless the Sub-adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the SEC considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

                   Statement of Additional Information Page 9

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS
A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in stock prices.

The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

                  Statement of Additional Information Page 10
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                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any

                  Statement of Additional Information Page 11

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of

                  Statement of Additional Information Page 12
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                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER
Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES
A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of

                  Statement of Additional Information Page 13

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by that Board of Trustees. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to Growth Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.

DEBT SECURITIES
Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Sub-adviser reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that the Sub-adviser determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Sub-adviser will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to despose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

THE FUNDS
The Small Cap Fund and America Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:

    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Trust's Board of Trustees.


                  Statement of Additional Information Page 14
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                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


Each Portfolio has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Neither Portfolio may:


        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or a Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

        (3) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;

        (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

                  Statement of Additional Information Page 15

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

--------------------------------------------------------------------------------

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------
Subject to policies established by Growth Portfolio's Board of Trustees, the Sub-adviser is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, the Sub-adviser seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Portfolios, the Sub-adviser may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to the Sub-adviser for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.

Investment decisions for each Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the

                  Statement of Additional Information Page 16

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $91,971, $54,241 and $3,317, respectively. For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $22,202, $37,380 and $1,032, respectively.

PORTFOLIO TRADING AND TURNOVER
Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 233% and 150%, and 93% and 256%, respectively.

                  Statement of Additional Information Page 17

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------


The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                        EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 40                President, GT Global, Inc. ("GT Global") since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board from January 1996 to May 1998; Director, G.T. Global Insurance
                                         Agency ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T.
                                         Insurance since 1995; Senior Vice President and Director, Sales and Marketing, G.T.
                                         Insurance from April 1995 to November 1995; Senior Vice President, Retail Marketing, G.T.
                                         Insurance from 1992 to 1993; and Trustee, each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
C. Derek Anderson, 57                    President, Plantagenet Capital Management, LLC (an investment partnership); Chief
Trustee                                  Executive Officer, Plantagenet Holdings, Ltd. (an investment banking firm); Director,
220 Sansome Street                       Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc. (formerly
Suite 400                                Munsingwear, Inc.)(a casual apparel company); Director, "R" Homes, Inc. and various other
San Francisco, CA 94104                  companies; and Trustee, each of the other investment companies registered under the 1940
                                         Act that is sub-advised or sub-administered by the Sub-adviser.
Frank S. Bayley, 58                      Partner, law firm of Baker & McKenzie; Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company); and Trustee, each of the other investment companies
Two Embarcadero Center                   registered under the 1940 Act that is sub-advised or sub- administered by the Sub-adviser.
Suite 2400
San Francisco, CA 94111
Arthur C. Patterson, 54                  Managing Partner, Accel Partners (a venture capital firm); Director, Viasoft and PageMart,
Trustee                                  Inc. (both public software companies) and several other privately held software and
428 University Avenue                    communications companies; and Trustee, each of the other investment companies registered
Palo Alto, CA 94301                      under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
Ruth H. Quigley, 63                      Private investor; President, Quigley Friedlander & Co., Inc. (a financial advisory
Trustee                                  services firm) from 1984 to 1986; and Director, each of the other investment companies
1055 California Street                   registered under the 1940 Act that is sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94108



John J. Arthur+, 53               Director, Senior Vice President and Treasurer, A I M Advisors, Inc.;
Vice President                    Vice President and Treasurer, A I M Management Group Inc., A I M Capital
                                  Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
                                  and Fund Management Company.
Kenneth W. Chancey, 53            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and Principal      1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Accounting Officer                1992 to 1997.
50 California Street
San Francisco, CA 94111
Melville B. Cox, 54               Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M
Vice President                    Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services,
                                  Inc. and Fund Management Company.


--------------

* Mr. Guilfolye is an "interested person" of the Trust as defined by the 1940 Act due to his affiliation with the Sub-adviser.


+  Mr. Arthur and Ms. Relihan are married to each other.

                  Statement of Additional Information Page 18

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

NAME, POSITION(S) WITH THE        PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                 EXPERIENCE FOR THE PAST 5 YEARS
--------------------------------  ------------------------------------------------------------------------
Gary T. Crum, 50                         Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                           President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M
                                         Distributors, Inc. and AMVESCAP PLC.
Robert H. Graham, 51                     Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and
Vice President                           President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital
                                         Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company; Director, AMVESCAP PLC.
Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President and Secretary             Secretary and Chief Legal and Compliance Officer, INVESCO (NY) Asset Management, Inc.,
50 California Street                     INVESCO (NY), Inc., GT Global Investor Services, Inc. and G.T. Insurance since August
San Francisco, CA 94111                  1997; Secretary and Chief Legal and Compliance Officer, GT Global from August 1997 to
                                         April 1998; Executive Vice President of the Asset Management Division of Liechtenstein
                                         Global Trust AG, from October 1996 to May 1998; Senior Vice President, General Counsel and
                                         Secretary of INVESCO (NY) Asset Management, Inc., INVESCO (NY), Inc., GT Global, GT Global
                                         Investor Services, Inc. and G.T. Insurance from May 1994 to October 1996; and Senior Vice
                                         President, General Counsel and Secretary of Strong/Corneliuson Management, Inc. and
                                         Secretary of each of the Strong Funds from October 1991 to May 1994.
Carol F. Relihan+, 43                    Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice
Vice President                           President, General Counsel and Secretary, A I M Management Group, Inc.; Director, Vice
                                         President and General Counsel, Fund Management Company; Vice President and General
                                         Counsel, A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and
                                         A I M Distributors, Inc.


Dana R. Sutton, 39                Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant
Vice President and Assistant      Vice President and Assistant Treasurer, Fund Management Company.
Treasurer

                            ------------------------


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and Officers of the Trust is also a Trustee and Officer of AIM Investment Portfolios, AIM Investment Funds, AIM Series Trust, AIM Floating Rate Fund, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Growth Portfolio (of which the Portfolios are subtrusts), Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $6,425, $6,681, $5,450 and $6,068, respectively, from the Trust for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the America Value Fund and less than 1% of the shares of the Small Cap Fund.


--------------
+  Mr. Arthur and Ms. Relihan are married to each other.

                  Statement of Additional Information Page 19

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

--------------------------------------------------------------------------------


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


--------------------------------------------------------------------------------


To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of June 26, 1998, and the percentage of the outstanding shares held by such holders are set forth below.


                                                                                                          PERCENT
                                                                                                          OWNED OF
FUND                                  NAME AND ADDRESS OF OWNER                                           RECORD*
------------------------------------  ----------------------------------------------------------------  ------------
Small Cap Fund                        Donaldson Lufkin Jenrette Securities Corp. Inc.                         6.83%
 -- Advisor Class                      P.O. Box 2052
                                       Jersey City, New Jersey 07303-2052
America Value Fund                    G.T. Capital Holdings, Inc.                                             9.78%
 -- Advisor Class                      SERP Deferred Compensation
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Ellen Hoke
                                      INVESCO (NY) Asset Management Inc.                                      7.84%
                                       1166 Avenue of the Americas
                                       New York, New York 10036-2708
                                       Attn: Julio Garcia

                                          PERCENT
                                         OWNED OF
                                        RECORD AND
FUND                                   BENEFICIALLY
------------------------------------  ---------------
Small Cap Fund                                 -0-
 -- Advisor Class
America Value Fund                             -0-
 -- Advisor Class
                                               -0-


--------------

*The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                  Statement of Additional Information Page 20

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS


AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between Growth Portfolio and AIM ("Portfolio Management Contract"). The Sub-adviser serves as each Portfolio's sub-adviser and sub-administrator under a sub-advisory and sub-administration agreement between AIM and the Sub-adviser ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Fund under an administration contract between the Trust and AIM ("Administration Contract"). The Sub-adviser serves as sub-administrator to each Fund under a sub-administration contract between AIM and the Sub-adviser ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts").


The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Portfolio and, as administrator, administer each Portfolio's and Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.


The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) Growth Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Growth Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Trust, Growth Portfolio or each of AIM or the Sub-adviser may terminate the contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to the Sub-adviser. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $755 and $349, respectively, to the Sub-adviser. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Sub-adviser reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and America Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, the Sub-adviser reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to the Sub-adviser. For the same periods, the Small Cap Fund and America Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to the Sub-adviser. For the fiscal years ended December 31, 1997 and December 31, 1996, the Sub-adviser reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, the Sub-adviser reimbursed the Small Cap Fund and America Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, the Sub-adviser reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Sub-adviser, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 2.00% and 2.65%, respectively, of average daily net assets of the Class A shares and Class B shares of the Funds, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Sub-adviser, pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.

                  Statement of Additional Information Page 21

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


                             THE DISTRIBUTION PLANS



THE CLASS A PLAN. The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amounts, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customer who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.



THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.



BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.



Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.



Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.



Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.



Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and


                  Statement of Additional Information Page 22

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.



AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.



Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.



For the fiscal year ended December 31, 1997, each Fund paid the following amounts under the Prior Plan:



                                                                                                      % OF CLASS
                                                                                                    AVERAGE DAILY
                                                                                                      NET ASSETS
                                                                                                 --------------------
                                                                    CLASS A         CLASS B       CLASS A    CLASS B
                                                                 --------------  --------------  ---------  ---------
Small Cap Fund.................................................  $           --  $           --        --%        --%
America Value Fund.............................................



Actual fees by category paid by the Fund with regard to the Class A shares during the year ended December 31, 1997 follows:



                                                                                               SMALL CAP   AMERICA VALUE
                                                                                                 FUND           FUND
                                                                                              -----------  --------------
CLASS A
  Advertising...............................................................................   $      --     $       --
  Printing and mailing prospectuses, semi-annual reports and annual reports (other than to
   current shareholders)....................................................................   $      --     $       --
  Seminars..................................................................................   $      --     $       --
  Compensation to Underwriters to partially offset other marketing expenses.................   $      --     $       --
  Compensation to Dealers including finder's fees...........................................   $      --     $       --
  Compensation to Sales Personnel...........................................................   $      --     $       --
  Annual Report Total.......................................................................   $      --     $       --



Actual fees by category paid by the Fund with regard to the Class B Shares during the year ended December 31, 1997 as follows:



                                                                                               SMALL CAP   AMERICA VALUE
                                                                                                 FUND           FUND
                                                                                              -----------  --------------
CLASS B
  Advertising...............................................................................   $      --     $       --
  Printing and mailing prospectuses, semi-annual reports and annual reports (other than to
   current shareholders)....................................................................   $      --     $       --
  Seminars..................................................................................   $      --     $       --
  Compensation to Underwriters to partially offset upfront dealer commissions and other
   marketing costs..........................................................................   $      --     $       --
  Compensation to Dealers...................................................................   $      --     $       --
  Compensation to Sales Personnel...........................................................   $      --     $       --
  Annual Report Total.......................................................................   $      --     $       --



The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.



As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.



The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM


                  Statement of Additional Information Page 23

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.



Unless terminated earlier in accordance with their terms, the Plans continue in effect until [June 30, 1999] and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.



The Plans may be terminated by the vote of a majority of the Independent Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.



Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.



The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.



                                THE DISTRIBUTOR



Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement with AIM Distributors relating to the Class A and Class B
shares of the Funds was approved by the Board of Trustees on             , 1998.
Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."



The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.



AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.



The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Funds and their Class B shareholders to pay contingent deferred sales charges.


                  Statement of Additional Information Page 24

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended December 31, 1997.



                                                                                                      1997
                                                                                        --------------------------------
                                                                                             SALES            AMOUNT
                                                                                            CHARGES          RETAINED
                                                                                        ----------------  --------------
Small Cap Fund........................................................................  $             --  $           --
America Value Fund....................................................................  $             --  $           --



The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended December 31, 1997, for Class A and Class B shares:



                                                                                                                1997
                                                                                                            ------------
Class A                                                                                                     $         --
Class B                                                                                                     $         --


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997 and December 31, 1996, and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and America Value Fund paid accounting services fees of $6,379, $3,900 and $76; and $3,938, $1,472 and $36, respectively.


EXPENSES OF THE FUNDS AND THE PORTFOLIOS

Each Fund and each Portfolio pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses, and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expense and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                  Statement of Additional Information Page 25

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or a Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.



Each equity security is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Portfolio's or the Fund's Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.



Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Portfolio's or the Fund's Board of Trustees.


                  Statement of Additional Information Page 26

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


                              HOW TO PURCHASE AND
                                 REDEEM SHARES


--------------------------------------------------------------------------------


A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchases of the AIM Funds" and "Special Plans."



The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connections with the distribution of the Funds' Class A shares. Since there is little expenses associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Funds' Prospectuses. In addition, the Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the Prospectuses, that are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectuses.



Class B shares will automatically convert into Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. For the purpose of calculating the holding period required for conversion of Class B shares, the initial issuance of Class B shares shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.



The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares beyond the eighth year. AIM and the Sub-adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.



Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under


                  Statement of Additional Information Page 27

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."



Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc., the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.



The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.



PROGRAMS AND SERVICES FOR SHAREHOLDERS


The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at
(800) 959-4246.



DIVIDEND ORDER


Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the


                  Statement of Additional Information Page 28

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Diversification Requirements. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS
    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

    OPTIONS AND FUTURES TRANSACTIONS. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

                  Statement of Additional Information Page 29

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.


If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.



If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 30

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.

INDEPENDENT ACCOUNTANTS

The Trust's, the Funds' and the Portfolios' independent accountants are
              .              conducts annual audits of the Funds and the
Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Trust and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.



The audited financial statements of the Trust and Growth Portfolio included in this Statement of Additional Information have been examined by as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY

Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Trust's Agreement and Declaration of Trust provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES
Prior to May 29, 1998, AIM America Value Fund operated under the name of GT Global America Value Fund, and AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund.

                  Statement of Additional Information Page 31

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


TOTAL RETURN QUOTATIONS


The standard formula for calculating total return, as described in the Prospectus, is as follows:



                          P(1+T)to the power of n=ERV



Where                P    =  a hypothetical initial payment of $1,000.
                     T    =  average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
                    n     =  number of years.
                     ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).



The standardized returns for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
Fiscal year ended Dec. 31, 1997......................................................         9.83%         10.47%        20.24%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................        12.27%         13.29%        21.84%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Fiscal year ended Dec. 31, 1997......................................................       21.44%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       23.18%


Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:



                          P(1+U)to the power of n=ERV



Where                P    =  a hypothetical initial payment of $1,000.
                     U    =  average annual total return assuming payment of only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated
                             period.
                    n     =  number of years.
                     ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.



The average annual non-standardized returns for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                                     AMERICA
                                                                                        SMALL CAP     SMALL CAP       VALUE
                                                                                          FUND          FUND          FUND
PERIOD                                                                                  (CLASS A)     (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -----------  -------------  -----------
Fiscal year ended Dec. 31, 1997......................................................      [16.23%        15.47%        27.23%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       15.19%        14.46%        25.01%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Fiscal year ended Dec. 31, 1997......................................................       26.44%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       24.23%]



Cumulative total return across a stated period may be calculated as follows:



                          P(1+V)to the power of n=ERV



Where                P    =  a hypothetical initial payment of $1,000.
                     V    =  cumulative total return assuming payment of all of, a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
                    n     =  number of years.
                     ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


                  Statement of Additional Information Page 32

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as aggregate total returns for the periods shown, were:


                                                                                                                     AMERICA
                                                                                        SMALL CAP     SMALL CAP       VALUE
                                                                                          FUND          FUND          FUND
PERIOD                                                                                  (CLASS A)     (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -----------  -------------  -----------
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................      [36.55%        34.65%        63.52%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       61.28%]



The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as aggregate total returns for the periods shown, were:


                                                                                                                     AMERICA
                                                                                        SMALL CAP     SMALL CAP       VALUE
                                                                                          FUND          FUND          FUND
PERIOD                                                                                  (CLASS A)     (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -----------  -------------  -----------
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................      [29.04%        31.65%        54.53%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1997.....................       58.28%]


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


PERFORMANCE INFORMATION


Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:



Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial World
Forbes
Fortune
Global Finance
Hartford Courant Inc.
Institutional Investor
Insurance Forum


Insurance Week
Investor's Daily
Journal of the American
  Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Financial Services Week
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS


                  Statement of Additional Information Page 33

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:



Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and comparisons)


CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
  Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings and comparisons)


Moody's Investors Service (publications)


Morgan Stanley Capital International All Country
  (AC) World Index
Morgan Stanley Capital International World
  Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond
  Index-Non-U.S.
Salomon Brothers World Government Bond
  Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price
  Index
Stangar
Wilshire Associaties
World Bank (publications and reports)
The World Bank Publication of Trends in
  Developing Countries
Worldscope



Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:



         10-year Treasuries
       30-year Treasuries
       30-day Treasury Bills



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.



From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.



Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


                  Statement of Additional Information Page 34

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                  Statement of Additional Information Page 35

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meets its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings

                  Statement of Additional Information Page 36

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Funds as of December 31, 1997 and for the fiscal year then ended, and the unaudited financial statements as of June 30, 1998 and for the six months then ended, appear on the following pages.


                  Statement of Additional Information Page 37

                                             STATEMENT OF ADDITIONAL INFORMATION



                            ADVISOR CLASS SHARES OF



                           AIM WORLDWIDE GROWTH FUND


                         AIM INTERNATIONAL GROWTH FUND


                          AIM NEW PACIFIC GROWTH FUND


                             AIM EUROPE GROWTH FUND


                            AIM MID CAP GROWTH FUND


                             AIM JAPAN GROWTH FUND



                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)



                               11 Greenway Plaza
                                   Suite 100
                             Houston, TX 77046-1173
                                 (713) 626-1919


                            ------------------------


 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE ABOVE-NAMED FUNDS, A COPY OF WHICH
      MAY BE OBTAINED FREE OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.


                            ------------------------


STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998 RELATING TO THE AIM WORLDWIDE GROWTH FUND PROSPECTUS, THE AIM INTERNATIONAL GROWTH FUND PROSPECTUS,
     THE AIM NEW PACIFIC GROWTH FUND PROSPECTUS, THE AIM EUROPE GROWTH FUND PROSPECTUS, THE AIM MID CAP GROWTH FUND PROSPECTUS AND THE AIM JAPAN GROWTH FUND
                    PROSPECTUS EACH DATED SEPTEMBER 8, 1998


                   Statement of Additional Information Page 1

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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
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
Introduction.............................................................................................................      3
Investment Objectives and Policies.......................................................................................      4
Options, Futures and Currency Strategies.................................................................................      7
Risk Factors.............................................................................................................     15
Investment Limitations...................................................................................................     20
Execution of Portfolio Transactions......................................................................................     22
Trustees and Executive Officers..........................................................................................     24
Control Persons and Principal Holders of Securities......................................................................     27
Management...............................................................................................................     28
Valuation of Fund Shares.................................................................................................     29
How to Purchase and Redeem Shares........................................................................................     30
Taxes....................................................................................................................     31
Additional Information...................................................................................................     33
Investment Results.......................................................................................................     34
Description of Debt Ratings..............................................................................................     38
Financial Statements.....................................................................................................     40


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                   Statement of Additional Information Page 2

                                AIM EQUITY FUNDS


                                  INTRODUCTION


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This Statement of Additional Information relates to the Advisor Class shares of
AIM Worldwide Growth Fund ("Worldwide Fund"), AIM International Growth Fund ("International Fund"), AIM New Pacific Growth Fund ("Pacific Fund"), AIM Europe Growth Fund ("Europe Fund"), AIM Mid Cap Growth Fund ("Mid Cap Fund") and AIM Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for, the Funds.



The Trust is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Worldwide Fund is included in a Prospectus dated September 8, 1998, for International Fund is included in a separate Prospectus dated September 8, 1998, for Pacific Fund is included in a separate Prospectus dated September 8, 1998, for Europe Fund is included in a separate Prospectus dated September 8, 1998, for Mid Cap Fund is included in a separate Prospectus dated September 8, 1998, and for Japan Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.



This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                      GENERAL INFORMATION ABOUT THE FUNDS



THE TRUST AND ITS SHARES


The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of eight separate portfolios: each of the six Funds, AIM Small Cap Equity Fund, and AIM America Value Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series G.T. Global Growth Series.



This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.



The term "majority of the outstanding shares" of the Trust, a particular Fund, or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.



Class A, and Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such


                   Statement of Additional Information Page 3

                                AIM EQUITY FUNDS

conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.



Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------
SELECTION OF INVESTMENTS
In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Sub-adviser ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for investment by each Fund, the Sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

At this time, the Sub-adviser is not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, the Sub-adviser does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless the Sub-adviser determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

SAMURAI AND YANKEE BONDS
The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued

                   Statement of Additional Information Page 4

                                AIM EQUITY FUNDS
in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.


DEPOSITARY RECEIPTS


Each Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

                   Statement of Additional Information Page 5

                                AIM EQUITY FUNDS

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Trust's Board of Trustees (the "Board"). The Sub-adviser reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least [300%] of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below [300%,] within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the [300%] asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.


Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

                   Statement of Additional Information Page 6

                                AIM EQUITY FUNDS

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc ("S&P"), at the time of investment or, if unrated, deemed by the Sub-adviser to be of comparable quality.

--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from threat increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the

                   Statement of Additional Information Page 7

                                AIM EQUITY FUNDS
writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during

                   Statement of Additional Information Page 8

                                AIM EQUITY FUNDS
periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A

                   Statement of Additional Information Page 9
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                                AIM EQUITY FUNDS
Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless the Sub-adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

                  Statement of Additional Information Page 10
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                                AIM EQUITY FUNDS

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of

                  Statement of Additional Information Page 11
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                                AIM EQUITY FUNDS
September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit

                  Statement of Additional Information Page 12

                                AIM EQUITY FUNDS
requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is be subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


FORWARD CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.

                  Statement of Additional Information Page 13

                                AIM EQUITY FUNDS

Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the

                  Statement of Additional Information Page 14

                                AIM EQUITY FUNDS
underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES
A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

                  Statement of Additional Information Page 15

                                AIM EQUITY FUNDS


With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Trust's Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) The Sub-adviser monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Trust's Board of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and

                  Statement of Additional Information Page 16

                                AIM EQUITY FUNDS
the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Fund, other than the Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to U.S. dollars between the receipt of income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rate and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of each Fund's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income whose those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this

                  Statement of Additional Information Page 17

                                AIM EQUITY FUNDS
deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN
COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income, and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

                  Statement of Additional Information Page 18

                                AIM EQUITY FUNDS

The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.

Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, the Sub-adviser believes that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.

China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.


In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").



Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though the taking of such steps cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.


    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

                  Statement of Additional Information Page 19

                                AIM EQUITY FUNDS

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES
Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Sub-adviser reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that the Sub-adviser determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. The Sub-adviser will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. No Fund may:


        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

                  Statement of Additional Information Page 20

                                AIM EQUITY FUNDS

        (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.


The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Each Fund may not:


        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;

        (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                            ----------------------------

                  Statement of Additional Information Page 21

                                AIM EQUITY FUNDS

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Trust's Board of Trustees, the Sub-adviser is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, the Sub-adviser seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Funds, the Sub-adviser may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to the Sub-adviser for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.


Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best

                  Statement of Additional Information Page 22

                                AIM EQUITY FUNDS
available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal year ended December 31, 1995, the Europe Fund paid to GT Bank in Liechtenstein AG and GT Bank in Liechtenstein (Zurich), each of which was an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.



For the fiscal year ended December 31, 1995, the International Fund paid to GT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented 0.08% of the total brokerage commissions paid by the International Fund and less than 0.01% of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh and GT Bank in Liechtenstein AG aggregate brokerage commissions of $6,284 and $8,378, respectively, for transactions involving purchases and sales of portfolio securities which represented 0.09% and 0.50%, respectively, of the total brokerage commissions paid by the International Fund, and 0.08% and 0.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to GT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented less than 0.01% of the total brokerage commissions paid by the Worldwide Fund, and less than 0.01% of the aggregate dollar amount of the transactions involving payment of commissions by the Worldwide Fund.


For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.

Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

FUND                                                                            1997           1996           1995
--------------------------------------------------------------------------  -------------  -------------  -------------
Mid Cap Fund..............................................................  $   2,193,539  $   2,760,768  $     878,569
Europe Fund...............................................................  $   2,217,385  $   2,711,139  $   3,877,784
International Fund........................................................  $     874,443  $   1,496,178  $   1,889,228
Japan Fund................................................................  $     218,841  $     253,623  $     440,117
Pacific Fund..............................................................  $   2,767,789  $   5,151,533  $   3,310,887
Worldwide Fund............................................................  $     578,365  $     792,165  $   1,007,167

PORTFOLIO TRADING AND TURNOVER
Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the

                  Statement of Additional Information Page 23

                                AIM EQUITY FUNDS
realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were as follows:

FUND                                                                                                       1997        1996
------------------------------------------------------------------------------------------------------  ----------  ----------
Mid Cap Fund..........................................................................................        190%        253%
Europe Fund...........................................................................................        107%        123%
International Fund....................................................................................         72%         74%
Japan Fund............................................................................................         58%         31%
Pacific Fund..........................................................................................         80%         93%
Worldwide Fund........................................................................................         92%         80%

--------------------------------------------------------------------------------

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



NAME, POSITION(S) WITH THE                             PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                                      EXPERIENCE FOR PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                              Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995;
Trustee, Chairman of the Board and President           Director, GT Global since 1991; Senior Vice President and Director of
50 California Street                                   Sales and Marketing, GT Global from May 1992 to April 1995; Vice
San Francisco, CA 94111                                President and Director of Marketing, GT Global from 1987 to 1992;
                                                       Director, Liechtenstein Global Trust AG (holding company of the various international GT companies) Advisory Board since January 1996;
                                                       Director, G.T. Global Insurance Agency ("G.T. Insurance") since 1996;
                                                       President and Chief Executive Officer, G.T. Insurance since 1995;
                                                       Senior Vice President and Director, Sales and Marketing, G.T.
                                                       Insurance from April 1995 to November 1995; Senior Vice President,
                                                       Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                                       Sub-adviser.


C. Derek Anderson, 57                                  Mr. Anderson is President, Plantagenet Capital Management, LLC (an
Trustee                                                investment partnership); Chief Executive Officer, Plantagenet
220 Sansome Street                                     Holdings, Ltd. (an investment banking firm); Director, Anderson
Suite 400                                              Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
San Francisco, CA 94104                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director,
                                                       "R" Homes, Inc. and various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the
                                                       1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                                    Mr. Bayley is a partner of the law firm of Baker & McKenzie, and
Trustee                                                serves as a Director and Chairman of C.D. Stimson Company (a private
Two Embarcadero Center                                 investment company). Mr. Bayley is also a trustee of each of the other
Suite 2400                                             investment companies registered under the 1940 Act that is sub-advised
San Francisco, CA 94111                                or sub- administered by the Sub-adviser.

------------------------

* Mr. Guilfoyle is an "interested person" of the Trust as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                  Statement of Additional Information Page 24

                                AIM EQUITY FUNDS

NAME, POSITION(S) WITH THE                             PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                                      EXPERIENCE FOR PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Arthur C. Patterson, 54                                Mr. Patterson is Managing Partner of Accel Partners (a venture capital
Trustee                                                firm). He also serves as a director of Viasoft and PageMart, Inc.
428 University Avenue                                  (both public software companies), as well as several other privately
Palo Alto, CA 94301                                    held software and communications companies. Mr. Patterson is also a trustee of each of the other investment companies registered under the
                                                       1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                                    Miss Quigley is a private investor. From 1984 to 1986, she was
Trustee                                                President of Quigley Friedlander & Co., Inc. (a financial advisory
1055 California Street                                 services firm). Miss Quigley is also a trustee of each of the other
San Francisco, CA 94108                                investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

John J. Arthur+, 53                                    Director, Senior Vice President and Treasurer, A I M Advisors, Inc.;
Vice President                                         Vice President and Treasurer, A I M Management Group Inc., A I M
                                                       Capital Management, Inc., A I M Distributors, Inc., A I M Fund
                                                       Services, Inc. and Fund Management Company.

Kenneth W. Chancey, 52                                 Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and Principal Accounting Officer        1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
50 California Street                                   1992 to 1997.
San Francisco, CA 94111

Melville B. Cox, 54                                    Vice President and Chief Compliance Officer, A I M Advisors, Inc.,
Vice President                                         A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund
                                                       Services, Inc. and Fund Management Company.

Gary T. Crum, 50                                       Director and President, A I M Capital Management, Inc.; Director and
Vice President                                         Senior Vice President, A I M Management Group Inc. and A I M Advisors,
                                                       Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51                                   Director, President and Chief Executive Officer, A I M Management
Vice President                                         Group Inc.; Director and President, A I M Advisors, Inc.; Director and
                                                       Senior Vice President, A I M Capital Management, Inc., A I M
                                                       Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                                       Company; and Director, AMVESCAP PLC.

Helge K. Lee, 52                                       Chief Legal and Compliance Officer -- North America, the Sub-adviser
Vice President and Secretary                           since October 1997; Executive Vice President of the Asset Management
50 California Street                                   Division of Liechtenstein Global Trust since October 1996; Senior Vice
San Francisco, CA 94111                                President, General Counsel and Secretary of LGT Asset Management Inc.,
                                                       Chancellor LGT Asset Management, Inc., GT Global, GT Global Investor
                                                       Services, Inc. and G.T. Insurance from May 1994 to October 1996;
                                                       Senior Vice President, General Counsel and Secretary of
                                                       Strong/Corneliuson Management, Inc. and Secretary of each of the
                                                       Strong Funds from October 1991 through May 1994.

Carol F. Relihan+, 43                                  Director, Senior Vice President, General Counsel and Secretary, A I M
Vice President                                         Advisors, Inc.; Vice President, General Counsel and Secretary, A I M
                                                       Management Group Inc.; Director, Vice President and General Counsel,
                                                       Fund Management Company; Vice President and General Counsel, A I M
                                                       Fund Services, Inc.; and Vice President, A I M Capital Management,
                                                       Inc. and A I M Distributors, Inc.

Dana R. Sutton, 39                                     Vice President and Fund Controller, A I M Advisors, Inc.; and
Vice President and Assistant Treasurer                 Assistant Vice President and Assistant Treasurer, Fund Management
                                                       Company.


                  Statement of Additional Information Page 25

                                AIM EQUITY FUNDS

------------------------------
+ Mr. Arthur and Ms. Relihan are married to each other.

                  Statement of Additional Information Page 26

                                AIM EQUITY FUNDS


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and Officers of the Trust is also a Trustee and Officer of AIM Investment Portfolios, AIM Investment Funds, AIM Series Trust, AIM Floating Rate Fund, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Growth Portfolio, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1997, the Trust paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, total compensation of $19,276, $20,044, $16,350 and $18,203, respectively, for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.


                  Statement of Additional Information Page 26

                                AIM EQUITY FUNDS

--------------------------------------------------------------------------------


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


--------------------------------------------------------------------------------


To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of June 26, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                                                         PERCENT
                                                                                                          PERCENT       OWNED OF
                                                                                                          OWNED OF     RECORD AND
FUND                            NAME AND ADDRESS OF OWNER                                                 RECORD*     BENEFICIALLY
------------------------------  ----------------------------------------------------------------------  ------------  -------------
International Fund              G.T. Capital Holdings, Inc. 401(k) FBO                                        7.93%        -0-
 -- Advisor Class                Account: 565-59-1255
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources

                                G.T. Capital Holdings, Inc. 401(k) FBO
                                 Account: 217-64-6674
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                                                                                              7.14%        -0-

                                G.T. Capital Holdings, Inc. 401(k) FBO
                                 Account: 545-91-4793
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                                                                                              5.98%        -0-

                                G.T. Capital Holdings, Inc. 401(k) P/S
                                 A/C ###-##-#### P
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                                                                                              5.82%        -0-

                                G.T. Capital Holdings, Inc. 401(k) FBO
                                 Account: 562-04-5693
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                                                                                              5.58%        -0-

                                G.T. Capital Holdings, Inc. 401(k) FBO
                                 Account: 546-33-3477
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                                                                                              5.47%        -0-

Pacific Fund                    G.T. Capital Holdings, Inc.                                                  27.08%        -0-
 -- Advisor Class                SERP Deferred Compensation
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Ellen Hoke


------------------------

*The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                  Statement of Additional Information Page 27

                                AIM EQUITY FUNDS


                                                                                                                         PERCENT
                                                                                                          PERCENT       OWNED OF
                                                                                                          OWNED OF     RECORD AND
FUND                            NAME AND ADDRESS OF OWNER                                                 RECORD*     BENEFICIALLY
------------------------------  ----------------------------------------------------------------------  ------------  -------------

                                G.T. Capital Holdings, Inc. 401(k) FBO
                                 Account: 045-46-2854
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Human Resources
                                                                                                              9.95%        -0-

Japan Fund                      Donaldson Lufkin Jenrette Securities Corp. Inc.                              56.63%        -0-
 -- Advisor Class                P.O. Box 2052
                                 Jersey City, New Jersey 07303-2052

                                G.T. Capital Holdings, Inc.
                                 SERP Deferred Compensation
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Ellen Hoke
                                                                                                              5.35%        -0-


------------------------

*The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the investment manager and administrator to each Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to each Fund under a sub-advisory and sub-administration contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds and provide suitable office space and necessary small office equipment and utilities.



The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Trust or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


The amounts of investment management and administration fees paid by each Fund to the Sub-adviser during the Funds' three most recent fiscal years were as follows:

                            FUND                                   1997             1996             1995
------------------------------------------------------------  ---------------  ---------------  ---------------
Mid Cap Fund................................................   $   3,999,732    $   4,982,969    $   4,425,913
Europe Fund.................................................   $   5,228,246    $   5,416,280    $   6,161,265
International Fund..........................................   $   2,309,873    $   3,034,522    $   4,027,923
Japan Fund..................................................   $   1,017,788    $   1,367,702    $   1,167,576
Pacific Fund................................................   $   3,736,264    $   5,260,774    $   5,176,333
Worldwide Fund..............................................   $   1,619,691    $   1,885,798    $   2,050,983

                  Statement of Additional Information Page 28

                                AIM EQUITY FUNDS

DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors, on a "best efforts" basis without a front-end sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997, the accounting services fees paid by the Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund and Worldwide Fund were $79,918, $173,767 and $142,274, $62,660, $139,442 and $138,072, $40,655, $77,934 and $59,416, $14,483, $35,119 and $26,210,
$53,724, $135,182 and $99,321, and $22,092, $48,430 and $41,680, respectively.


EXPENSES OF THE FUNDS

Each Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees generally are higher for non-U.S. securities. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than Mid Cap Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

The net asset value per share of each Fund is normally determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.



Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type


                  Statement of Additional Information Page 29

                                AIM EQUITY FUNDS

of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.



Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.


--------------------------------------------------------------------------------


                       HOW TO PURCHASE AND REDEEM SHARES


--------------------------------------------------------------------------------

A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."



Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."



Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.



The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.



PROGRAMS AND SERVICES FOR SHAREHOLDERS. The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.



DIVIDEND ORDER. Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


                  Statement of Additional Information Page 30

                                AIM EQUITY FUNDS

                                     TAXES

--------------------------------------------------------------------------------

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.


Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

Each Fund (other than the Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually


                  Statement of Additional Information Page 31

                                AIM EQUITY FUNDS
own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to foreign shareholders generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months.


Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

                  Statement of Additional Information Page 32

                                AIM EQUITY FUNDS

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Trust's and the Funds' independent accountants are                         .
                        conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.



The audited financial statements of the Trust included in this Statement of
Additional Information have been examined by                         as stated
in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


                  Statement of Additional Information Page 33

                                AIM EQUITY FUNDS

SHAREHOLDER LIABILITY

Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Trust's Agreement and Declaration of Trust provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES
Prior to May 29, 1998, AIM New Pacific Growth Fund operated under the name of GT Global New Pacific Growth Fund; AIM Europe Growth Fund operated under the name GT Global Europe Growth Fund; AIM Japan Growth Fund operated under the name of GT Global Japan Growth Fund; AIM International Growth Fund operated under the name of GT Global International Growth Fund; AIM Worldwide Growth Fund operated under the name of GT Global Worldwide Growth Fund and AIM Mid Cap Growth Fund operated under the name of GT Global America Mid Cap Growth Fund.

--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


TOTAL RETURN QUOTATIONS


The standard formula for calculating total return, as described in the Prospectus, is as follows:



                                 P(1+T)(n)=ERV



Where      P   =      a hypothetical initial payment of $1,000.
           T   =      average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n   =      number of years.
           ERV =      ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portions of such period).



The standardized returns for the Class A and Advisor Class shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:



                                                                                            MID CAP FUND     MID CAP FUND
PERIOD                                                                                        (CLASS A)     (ADVISOR CLASS)
-----------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended Dec. 31, 1997..........................................................         [7.78%           14.54%
For the five years ended Dec. 31, 1997...................................................         14.00%             n/a
For the ten years ended Dec. 31, 1997....................................................         17.03%             n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997..........................           n/a            14.05%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........................           n/a              n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........................         14.36%            n/a]



The standardized returns for the Class A and Advisor Class shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:



                                                                                             EUROPE FUND     EUROPE FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
------------------------------------------------------------------------------------------  -------------  ---------------
Fiscal year ended Dec. 31, 1997...........................................................        [5.08%          11.64%
For the five years ended Dec. 31, 1997....................................................        10.79%            n/a
For the ten years ended Dec. 31, 1997.....................................................         7.49%            n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997...........................          n/a           15.33%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..........................          n/a            n/a]


                  Statement of Additional Information Page 34

                                AIM EQUITY FUNDS


The standardized returns for the Class A and Advisor Class shares of the International Fund, stated as average annualized total returns for the periods shown, were:



                                                                                    INTERNATIONAL FUND   INTERNATIONAL FUND
PERIOD                                                                                   (CLASS A)         (ADVISOR CLASS)
----------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended Dec. 31, 1997...................................................           [2.54%                8.53%
For the five years ended Dec. 31, 1997............................................            7.58%                 n/a
For the ten years ended Dec. 31, 1997.............................................            8.09%                 n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997...................             n/a                12.02%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             n/a                 n/a]



The standardized returns for the Class A and Advisor Class shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:



                                                                                              JAPAN FUND     JAPAN FUND
PERIOD                                                                                         (CLASS A)   (ADVISOR CLASS)
--------------------------------------------------------------------------------------------  -----------  ---------------
Fiscal year ended Dec. 31, 1997.............................................................     [(13.05)%        (7.54)%
For the five years ended Dec. 31, 1997......................................................        3.13%           n/a
For the ten years ended Dec. 31, 1997.......................................................        2.20%           n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997.............................         n/a           0.55%
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................         n/a           n/a]



The standardized returns for the Class A and Advisor Class shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:



                                                                                             PACIFIC FUND   PACIFIC FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
-------------------------------------------------------------------------------------------  ------------  ---------------
Fiscal year ended Dec. 31, 1997............................................................      [(47.31)%       (44.26)%
For the five years ended Dec. 31, 1997.....................................................        (2.61)%          n/a
For the ten years ended Dec. 31, 1997......................................................         4.01%           n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997............................          n/a         (13.89)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...........................          n/a           n/a]



The standardized returns for the Class A and Advisor Class shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:



                                                                                         WORLDWIDE FUND     WORLDWIDE FUND
PERIOD                                                                                      (CLASS A)       (ADVISOR CLASS)
--------------------------------------------------------------------------------------  -----------------  -----------------
Fiscal year ended Dec. 31, 1997.......................................................          [3.95%             10.43%
For the five years ended Dec. 31, 1997................................................           8.84%               n/a
For the ten years ended Dec. 31, 1997.................................................          10.26%               n/a
June 1, 1995 (commencement of operations) through Dec. 31, 1997.......................            n/a              13.73%
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            n/a                n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................           8.41%              n/a]



Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, cumulative total return across a stated period may be calculated as follows:



                                 P(1+V)(n)=ERV



Where      P   =      a hypothetical initial payment of $1,000.
           V   =      cumulative total return assuming payment of all of, a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n   =      number of years.
           ERV =      ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.



The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:



                                                                                            MID CAP FUND    MID CAP FUND
PERIOD                                                                                       (CLASS A)     (ADVISOR CLASS)
-----------------------------------------------------------------------------------------  --------------  ---------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997..........................          [n/a           40.51%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.........................           n/a             n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997..........................        336.53%           n/a]


                  Statement of Additional Information Page 35

                                AIM EQUITY FUNDS


The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:



                                                                                             EUROPE FUND     EUROPE FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
------------------------------------------------------------------------------------------  -------------  ---------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997...........................         [n/a           44.60%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..........................          n/a             n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997..........................       346.82%           n/a]



The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the International Fund, stated as aggregate total returns for the periods shown, were:



                                                                                    INTERNATIONAL FUND  INTERNATIONAL FUND
PERIOD                                                                                  (CLASS A)         (ADVISOR CLASS)
----------------------------------------------------------------------------------  ------------------  -------------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997...................            [n/a               34.12%
April 1, 1993 (commencement of operations) through Dec. 31, 1997..................             n/a                 n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997..................          368.84%               n/a]



The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:



                                                                                              JAPAN FUND      JAPAN FUND
PERIOD                                                                                         (CLASS A)    (ADVISOR CLASS)
--------------------------------------------------------------------------------------------  -----------  -----------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997.............................        [n/a            1.44%
April 1, 1993 (commencement of operations) through Dec. 31, 1997............................         n/a             n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997............................      300.11%           n/a]



The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:



                                                                                             PACIFIC FUND   PACIFIC FUND
PERIOD                                                                                        (CLASS A)    (ADVISOR CLASS)
-------------------------------------------------------------------------------------------  ------------  ---------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997............................         [n/a         (32.08)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...........................          n/a            n/a
July 19, 1985 (commencement of operations) through Dec. 31, 1997...........................       630.10%          n/a]



The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:



                                                                                         WORLDWIDE FUND    WORLDWIDE FUND
PERIOD                                                                                     (CLASS A)       (ADVISOR CLASS)
--------------------------------------------------------------------------------------  ----------------  -----------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997.......................           [n/a             39.47%
April 1, 1993 (commencement of operations) through Dec. 31, 1997......................            n/a               n/a
June 9, 1987 (commencement of operations) through Dec. 31, 1997.......................         148.37%             n/a]


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

                  Statement of Additional Information Page 36

                                AIM EQUITY FUNDS


PERFORMANCE INFORMATION


Total return figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:



Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial World
Forbes



Fortune
Global Finance
Hartford Courant Inc.
Institutional Investor
Insurance Forum


Insurance Week
Investor's Daily
Journal of the American
  Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business



New York Times
Pension World
Pensions & Investments
Personal Investor
Financial Services Week
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS



The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:



Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and comparisons)


CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
  Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings and comparisons)


Moody's Investors Service (publications)


Morgan Stanley Capital International All Country
  (AC) World Index
Morgan Stanley Capital International World
  Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond
  Index-Non-U.S.
Salomon Brothers World Government Bond
  Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price
  Index
Stangar
Wilshire Associaties
World Bank (publications and reports)
The World Bank Publication of Trends in


                  Statement of Additional Information Page 37

                                AIM EQUITY FUNDS

  Developing Countries
Worldscope



Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:



         10-year Treasuries
       30-year Treasuries
       30-day Treasury Bills



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.



From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.



Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well

                  Statement of Additional Information Page 38

                                AIM EQUITY FUNDS
    safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the

                  Statement of Additional Information Page 39

                                AIM EQUITY FUNDS
    event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financials of the Funds as of December 31, 1997 and for the fiscal year then ended, and the unaudited financial statements as of June 30, 1998 and for the six months then ended, appear on the following pages.


                  Statement of Additional Information Page 40

                                             STATEMENT OF ADDITIONAL INFORMATION



                            ADVISOR CLASS SHARES OF
                             AIM AMERICA VALUE FUND
                           AIM SMALL CAP EQUITY FUND
                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)



                               11 Greenway Plaza
                                   Suite 100
                             Houston, TX 77046-1173
                                 (713) 626-1919

                                       -


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING


                           A I M DISTRIBUTORS, INC.,
                     P.O. BOX 4739, HOUSTON, TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                                       -


          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998
               RELATING TO THE AIM AMERICA VALUE FUND PROSPECTUS
                 AND THE AIM SMALL CAP EQUITY FUND PROSPECTUS,
                          EACH DATED SEPTEMBER 8, 1998


                   Statement of Additional Information Page 1

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Introduction.............................................................................................................      3
Investment Objectives and Policies.......................................................................................      4
Options and Futures......................................................................................................      6
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     14
Execution of Portfolio Transactions......................................................................................     16
Trustees and Executive Officers..........................................................................................     18
Control Persons and Principal Holders of Securities......................................................................     20
Management...............................................................................................................     20
Valuation of Fund Shares.................................................................................................     22
How to Purchase and Redeem Shares........................................................................................     23
Taxes....................................................................................................................     24
Additional Information...................................................................................................     26
Investment Results.......................................................................................................     27
Description of Debt Ratings..............................................................................................     30
Financial Statements.....................................................................................................     32


                                     [LOGO]

                   Statement of Additional Information Page 2

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


                                  INTRODUCTION


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of AIM Small Cap Equity Fund ("Small Cap Fund") and AIM America Value Fund ("America Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company. The Small Cap Fund and America Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for the Portfolios. AIM and the Sub-adviser also serve as the administrator and sub-administrator, respectively, for the Funds.



The Trust is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Small Cap Fund is included in a Prospectus dated September 8, 1998, and for America Value Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.



This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus, and, in order to avoid repetition, reference will be made to section of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                      GENERAL INFORMATION ABOUT THE FUNDS



THE TRUST AND ITS SHARES


The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 7, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of eight separate portfolios: each of the Funds, AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth Fund, AIM International Growth Fund, AIM Worldwide Growth Fund and AIM Mid Cap Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 7, 1998, is that of the series of G.T. Global Growth Series (renamed AIM Growth Series).



This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.



The term "majority of the outstanding shares" of the Trust, a particular Fund, a particular class of a Fund, or a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.



Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such


                   Statement of Additional Information Page 3

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.



Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Trustees of the Trust, in such event, the remaining holders cannot elect any trustees of the Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and America Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a New York Common Law Trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by the Sub-adviser or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless the Sub-adviser determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-adviser waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITORY RECEIPTS
Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR

                   Statement of Additional Information Page 4

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. The Sub-adviser will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.

Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution

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which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

TEMPORARY DEFENSIVE STRATEGIES
Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), at the time of investment or, if unrated, deemed by the Sub-adviser to be of comparable quality.

--------------------------------------------------------------------------------

                              OPTIONS AND FUTURES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual

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    securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS
A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

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The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security

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remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless the Sub-adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the SEC considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

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INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS
A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

                  Statement of Additional Information Page 10
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Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any

                  Statement of Additional Information Page 11

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of

                  Statement of Additional Information Page 12

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER
Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES
A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of

                  Statement of Additional Information Page 13

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser in accordance with procedures approved by that Board of Trustees. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Growth Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.


DEBT SECURITIES
Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Sub-adviser reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that the Sub-adviser determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Sub-adviser will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

THE FUNDS
The Small Cap Fund and America Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:

    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

                  Statement of Additional Information Page 14

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Trust's Board of Trustees.



Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:


        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

        (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, banker's aceptances or similar instruments will not be considered the making of a loan;

        (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

        (3) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

                  Statement of Additional Information Page 15

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

        (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;

        (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

--------------------------------------------------------------------------------

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------
Subject to policies established by Growth Portfolio's Board of Trustees, the Sub-adviser is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, the Sub-adviser seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Portfolios, the Sub-adviser may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to the Sub-adviser for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.

Investment decisions for each Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be

                  Statement of Additional Information Page 16

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $91,971, $54,241 and $3,317, respectively. For the fiscal years ended December 31, 1997 and December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $22,202, $37,380 and $1,032, respectively.

PORTFOLIO TRADING AND TURNOVER
Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever the Sub-adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-adviser deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 233% and 150%, and 93% and 256%, respectively.

                  Statement of Additional Information Page 17

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------


The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                        EXPERIENCE FOR PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. ("GT Global") since 1995; Director, GT Global
Trustee, Chairman of the Board and       since 1991; Senior Vice President and Director of Sales and Marketing, GT Global from May
President                                1992 to April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international GT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency ("G.T.
                                         Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since 1995;
                                         Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to
                                         November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993.
                                         Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
C. Derek Anderson, 57                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment partnership);
Trustee                                  Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking firm); Director,
220 Sansome Street                       Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc. (formerly
Suite 400                                Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and various
San Francisco, CA 94104                  other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111
Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.
John J. Arthur+, 53                      Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and
Vice President                           Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors,
                                         Inc., A I M Fund Services, Inc. and Fund Management Company.
Kenneth W. Chancey, 52                   Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997; Vice President
Vice President and                       -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111


--------------

* Mr. Guilfoyle is an "interested person" of the Trust as defined by the 1940 Act due to his affiliation with the Sub-adviser.

+   Mr. Arthur and Ms. Relihan are married to each other.

                  Statement of Additional Information Page 18

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                        EXPERIENCE FOR PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Melville B. Cox, 54                      Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                           Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company.
Gary T. Crum, 50                         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President,
Vice President                           A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M Distributors,
                                         Inc. and AMVESCAP PLC.
Robert H. Graham, 51                     Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and
Vice President                           President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital
                                         Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company; and Director, AMVESCAP PLC.
Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President and Secretary             Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., Chancellor LGT Asset Management, Inc., GT Global, GT Global Investor
                                         Services, Inc. and G.T. Insurance from May 1994 to October 1996; Senior Vice President,
                                         General Counsel and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.
Carol F. Relihan+, 43                    Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice
Vice President                           President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice
                                         President and General Counsel, Fund Management Company; Vice President and General Counsel,
                                         A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and A I M
                                         Distributors, Inc.
Dana R. Sutton, 39                       Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and
Vice President and Assistant Treasurer   Assistant Treasurer, Fund Management Company.


                            ------------------------


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and Officers of the Trust is also a Trustee and Officer of AIM Investment Portfolios, AIM Investment Funds, AIM Series Trust, AIM Floating Rate Fund, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Growth Portfolio (of which the Portfolios are subtrusts), Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $6,425, $6,681, $5,450 and $6,068, respectively, from the Trust for their services as Trustees. For the year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the America Value Fund and less than 1% of the shares of the Small Cap Fund.


--------------
+   Mr. Arthur and Ms. Relihan are married to each other.

                  Statement of Additional Information Page 19

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

--------------------------------------------------------------------------------


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


--------------------------------------------------------------------------------


To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of June 26, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                                                         PERCENT
                                                                                                          PERCENT       OWNED OF
                                                                                                          OWNED OF     RECORD AND
FUND                            NAME AND ADDRESS OF OWNER                                                 RECORD*     BENEFICIALLY
------------------------------  ----------------------------------------------------------------------  ------------  -------------
Small Cap Fund -- Advisor       Donaldson Lufkin Jenrette Securities Corp. Inc.                               6.83%          -0-
 Class                           P.O. Box 2052
                                 Jersey City, New Jersey 07303-2052
America Value Fund -- Advisor   G.T. Capital Holdings, Inc.                                                   9.78%          -0-
 Class                           SERP Deferred Compensation
                                 50 California Street, 27th Floor
                                 San Francisco, California 94111-4624
                                 Attn: Ellen Hoke
                                INVESCO (NY) Asset Management Inc.                                            7.84%          -0-
                                 1166 Avenue of the Americas
                                 New York, New York 10036-2708
                                 Attn: Julio Garcia


--------------

*The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS


AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between Growth Portfolio and AIM ("Portfolio Management Contract"). The Sub-adviser serves as each Portfolio's sub-adviser and sub-administrator under a sub-advisory and sub-administration agreement between AIM and the Sub-adviser ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Fund under an administration contract between the Trust and AIM ("Administration Contract"). The Sub-adviser serves as sub-administrator to each Fund under a sub-administration contract between AIM and the Sub-adviser ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts").


The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for each Portfolio and, as administrators, AIM and the Sub-adviser administer each Portfolio's and Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.

                  Statement of Additional Information Page 20

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) Growth Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Growth Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Trust, Growth Portfolio or each of AIM or the Sub-adviser may terminate the contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of its assignment (as defined in the 1940 Act).


For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to the Sub-adviser. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $755 and $349, respectively, to the Sub-adviser. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Sub-adviser reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and America Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, the Sub-adviser reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to the Sub-adviser. For the same periods, the Small Cap Fund and America Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to the Sub-adviser. For the fiscal years ended December 31, 1997 and December 31, 1996, the Sub-adviser reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, the Sub-adviser reimbursed the Small Cap Fund and America Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, the Sub-adviser reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.

For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Sub-adviser, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 1.65% of average daily net assets of Advisor Class shares of the Funds, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.

For the fiscal years ended December 31, 1997 and December 31, 1996, the Sub-adviser, pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.

DISTRIBUTION SERVICES

Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-adviser also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997 and December 31, 1996 and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and America Value Fund paid accounting services fees of $6,379, $3,900 and $76; and $3,938, $1,472 and $36, respectively.


                  Statement of Additional Information Page 21

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

EXPENSES OF THE FUNDS AND THE PORTFOLIOS

Each Fund and each Portfolio pays all expenses not assumed by the AIM, Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's or a Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or a Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.



Each equity security held is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and the asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specially authorized by the Growth Portfolio's Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.



Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Growth Portfolio's Board of Trustees.


                  Statement of Additional Information Page 22

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


                       HOW TO PURCHASE AND REDEEM SHARES


--------------------------------------------------------------------------------


A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."



For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."



Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc., the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.



The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.



                     PROGRAMS AND SERVICES FOR SHAREHOLDERS



The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.



DIVIDEND ORDER


Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters--Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


                  Statement of Additional Information Page 23

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Diversification Requirements. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolios assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS
    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FUND. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

    OPTIONS AND FUTURES TRANSACTIONS. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

                  Statement of Additional Information Page 24

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.


If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.



If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 25

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.

INDEPENDENT ACCOUNTANTS

The Trust's, the Funds' and the Portfolios' independent accountants are
                        ,                         conducts annual audits of the
Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Trust and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.



The audited financial statements of the Trust and Growth Portfolio included in this Statement of Additional Information have been examined by as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY

Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Trust's Agreement and Declaration of Trust provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES
Prior to May 29, 1998, AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund, and AIM America Value Fund operated under the name of GT Global America Value Fund.

                  Statement of Additional Information Page 26

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS


    TOTAL RETURN QUOTATIONS. The standard formula for calculating total return, as described in the Prospectus, is as follows:



                          P(1+T)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           T          =          average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).



The standardized returns for the Class A and Advisor Class shares of the Small Cap Fund, stated as average annualized total returns for the periods shown, were:



                                                                      SMALL CAP
                                                     SMALL CAP           FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Dec. 31, 1997...................    [9.83%]          [16.63%]
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................   [12.27%]          [15.61%]


The Standardized Returns for the Class A and Advisor Class shares of the America Value Fund, stated as average annualized total returns for the periods shown, were:


                                                                       AMERICA
                                                      AMERICA         VALUE FUND
                                                    VALUE FUND         (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Fiscal year ended Oct. 31, 1997...................   [20.24%]          [27.78%]
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................   [21.84%]          [25.53%]


NON-STANDARDIZED RETURNS

Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:



                          P(1+U)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           U          =          average annual total return assuming payment of only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of stated period.



Cumulative total return across a stated period may be calculated as follows:



                          P(1+V)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           V          =          cumulative total return assuming payment of all of, a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


                  Statement of Additional Information Page 27

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Small Cap Fund, stated as aggregate total returns for the periods shown, were:



                                                                      SMALL CAP
                                                     SMALL CAP           FUND
                                                       FUND            (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................   [36.55%]          [37.64%]



The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the America Value Fund, stated as aggregate total returns for the periods shown, were:



                                                                       AMERICA
                                                      AMERICA         VALUE FUND
                                                    VALUE FUND         (ADVISOR
PERIOD                                               (CLASS A)          CLASS)
--------------------------------------------------  -----------      ------------
Oct. 18, 1995 (commencement of operations) through
 Dec. 31, 1997....................................   [63.52%]          [65.00%]


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


PERFORMANCE INFORMATION


Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:



Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial World
Forbes
Fortune
Global Finance
Hartford Courant Inc.
Institutional Investor
Insurance Forum


Insurance Week
Investor's Daily
Journal of the American
  Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Financial Services Week
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS


                  Statement of Additional Information Page 28

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND


The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:



Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and comparisons)


CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
  Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings and comparisons)


Moody's Investors Service (publications)


Morgan Stanley Capital International All Country
  (AC) World Index
Morgan Stanley Capital International World
  Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond
  Index-Non-U.S.
Salomon Brothers World Government Bond
  Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price
  Index
Stangar
Wilshire Associaties
World Bank (publications and reports)
The World Bank Publication of Trends in
  Developing Countries
Worldscope



Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:



         10-year Treasuries
       30-year Treasuries
       30-day Treasury Bills



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.



From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.



Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


                  Statement of Additional Information Page 29

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

                  Statement of Additional Information Page 30

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    S&P, rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of

                  Statement of Additional Information Page 31

                           AIM SMALL CAP EQUITY FUND
                             AIM AMERICA VALUE FUND
fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financials for the Funds as of December 31, 1997 and for the fiscal year then ended, and the unaudited financial statements as of June 30, 1998 and for the six months then ended, appear on the following pages.


                  Statement of Additional Information Page 32

                               AIM GROWTH SERIES
                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS -- To be Filed.


    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


         (1)       Registrant's Agreement and Declaration of Trust dated May 7, 1998 (3).
         (2)       Registrant's By-Laws dated May 7, 1998 (3).
         (3)       Not Applicable.
         (4)       Provisions of instruments defining the rights of holders of Registrant's securities are contained in the Agreement and Declaration of Trust Articles
                   II, VI, VII, VIII and IX and By-laws Articles IV, V, VI, VII and VIII, which are included as part of Exhibits (b)(1) and (2) of this Registration
                   Statement.
         (5)(a)    Form of Investment Management and Administration Contract (3).
         (5)(b)    Form of Investment Sub-Advisory and Sub-Administration Contract (3).
         (6)(a)    Form of Distribution Agreement with respect to Class A shares (3).
         (6)(b)    Form of Distribution Agreement with respect to Class B shares (3).
         (6)(c)    Form of Distribution Agreement with respect to Advisor Class shares (3).
         (7)       Not Applicable.
         (8)(a)    Custodian Agreement between Registrant and State Street Bank and Trust
                   Company (1).
         (8)(b)    Letter Agreement assigning Custodian Agreement (3).
         (9)(a)    Transfer Agency Contract -- To be Filed.
         (9)(b)    Form of Fund Accounting and Pricing Agent Agreement (3).
         (9)(c)    Other material contracts:



                  (i) Form of Selected Dealer Agreement (3).



                  (ii) Form of Bank Sales Contract (3).



                 (iii) Form of Shareholder Service Agreement (3).



                 (iv) Form of Bank Shareholder Service Agreement (3).



                  (v) Form of Service Agreement for Bank Trust Department and
                      for Broker -- To be Filed.



                 (vi) Form of Administration Agreement (3).



                 (vii) Form of Sub-Administration Agreement (3).



        (10)(a)    Opinion and Consent of Counsel relating to AIM Growth Series (consisting of the following series: AIM Worldwide Growth Fund, AIM International Growth
                   Fund, AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth
                   Fund, AIM Mid Cap Growth Fund, AIM Small Cap Equity Fund and AIM America
                   Value Fund) (3).
        (10)(b)    Opinion and Consent of Delaware Counsel (3).

        (11)       Consents of Coopers & Lybrand L.L.P., Independent Accountants relating to:


                  (i) AIM Worldwide Growth Fund -- To be Filed.



                  (ii) AIM International Growth Fund -- To be Filed.



                 (iii) AIM New Pacific Growth Fund -- To be Filed.



                 (iv) AIM Europe Growth Fund -- To be Filed.



                  (v) AIM Japan Growth Fund -- To be Filed.



                 (vi) AIM Mid Cap Growth Fund -- To be Filed.



                 (vii) AIM Small Cap Equity Fund -- To be Filed.



                (viii) AIM America Value Fund -- To be Filed.



        (12)       Not Applicable.
        (13)       Not Applicable.
        (14)(i)    IRA Application (3).
        (14)(ii)   SEP and SARSEP IRA Adoption Agreement (3).
        (14)(iii)  Profit Sharing/Money Purchase Pension Plan (3).
        (14)(iv)   403(b) Plan (3).
        (14)(v)    SIMPLE IRA Application (3).
        (14)(vi)   Roth IRA Application (3).
        (15)(a)    Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to
                   Class A shares (3).
        (15)(b)    Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to
                   Class B shares (3).
        (16)       Schedules of Computation of Performance Quotations relating to the Class A,
                   Class B and Advisor Class shares of:



                  (a) AIM Mid Cap Growth Fund (3).



                  (b) AIM Europe Growth Fund (3).



                  (c) AIM International Growth Fund (3).



                  (d) AIM Japan Growth Fund (3).



                  (e) AIM New Pacific Growth Fund (3).



                  (f) AIM Worldwide Growth Fund (3).



                  (g) AIM Small Cap Equity Fund (3).



                  (h) AIM America Value Fund (3).



        (17)       Financial Data Schedules (2).
        (18)       Multiple Class Plan adopted pursuant to Rule 18f-3 -- Filed herewith.



Other Exhibits:
        (a)        Power of Attorney for Helge K. Lee and Michael A. Silver for AIM Growth
                   Series (3).
        (b)        Power of Attorney for Helge K. Lee and Michael A. Silver for Growth
                   Portfolio (3).


------------------------
(1) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed on April 29, 1997.

(2) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on March 10, 1998.


(3) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

    As of May 7, 1998:

                                                                                         NUMBER OF
TITLE OF CLASS                                                                         RECORD HOLDERS
------------------------------------------------------------------------------------  ----------------
   Shares of Beneficial Interest, no par value, of:
      AIM Mid Cap Growth Fund Class A...............................................         21,405
      AIM Mid Cap Growth Fund Class B...............................................         20,236
      AIM Mid Cap Growth Fund Advisor Class.........................................            220
      AIM Europe Growth Fund Class A................................................         46,192
      AIM Europe Growth Fund Class B................................................          9,501
      AIM Europe Growth Fund Advisor Class..........................................            173
      AIM International Growth Fund Class A.........................................         14,778
      AIM International Growth Fund Class B.........................................          5,729
      AIM International Growth Fund Advisor Class...................................             81
      AIM Japan Growth Fund Class A.................................................          6,769
      AIM Japan Growth Fund Class B.................................................          3,004
      AIM Japan Growth Fund Advisor Class...........................................             87
      AIM New Pacific Growth Fund Class A...........................................         24,468
      AIM New Pacific Growth Fund Class B...........................................         10,975
      AIM New Pacific Growth Fund Advisor Class.....................................            275
      AIM Worldwide Growth Fund Class A.............................................          9,227
      AIM Worldwide Growth Fund Class B.............................................          4,999
      AIM Worldwide Growth Fund Advisor Class.......................................            142
      AIM Small Cap Equity Fund Class A.............................................          1,608
      AIM Small Cap Equity Fund Class B.............................................          2,185
      AIM Small Cap Equity Fund Advisor Class.......................................            263
      AIM America Value Fund Class A................................................          1,303
      AIM America Value Fund Class B................................................          1,957
      AIM America Value Fund Advisor Class..........................................            172

ITEM 27. INDEMNIFICATION

    The Registrant's Agreement and Declaration of Trust dated May 7, 1998, provides, among other things, (1) that a Trustee shall not be liable for any act, omission, or obligation of the Registrant or any Trustee (except for liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Trustee's duties); (2) that the Trustees and Officers shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Business Trust Act and other applicable law; and (3) that the shareholders and former shareholders of the Registrant shall be held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and shall be indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's By-Laws and applicable law.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER

    See the material under the heading "Management" included in Part A (Prospectus) of this amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of A I M Advisors, Inc. and INVESCO (NY), Inc. is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File

No. 801-12313 and File No. 801-10254, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS


    (a) AIM Distributors, Inc. is also the principal underwriter for the following other investment companies: AIM Advisor Funds, Inc. (which includes five funds: AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor Multiflex Fund and AIM Advisor Real Estate Fund); AIM Equity Funds, Inc. (which includes six funds: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund); AIM Funds Group (which includes nine funds: AIM Balanced Fund, AIM Global Utilities Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Select Growth Fund and AIM Value Fund); AIM International Funds, Inc. (which includes six funds: AIM Asian Growth Fund, AIM European Development Fund, AIM International Equity Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund); AIM Investment Securities Funds (which includes one fund: AIM Limited Maturity Treasury Fund); AIM Summit Fund, Inc.; AIM Tax-Exempt Funds, Inc. (which includes four funds:
AIM High Income Municipal Fund, AIM Tax-Exempt Bond Fund of Connecticut, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund); AIM Variable Insurance Funds, Inc. (which includes thirteen funds: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth and Income Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund, and AIM V.I. Value Fund); AIM Investment Portfolios, Inc. (which includes one fund: AIM Dollar Fund); and AIM Investment Funds, Inc. (which includes thirteen funds: AIM Strategic Income Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Growth & Income Fund, AIM Latin American Growth Fund, AIM Global Telecommunications Fund, AIM Global Health Care Fund, AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Consumer Products and Services Fund, AIM Global Resources Fund, AIM Developing Markets Fund and AIM Emerging Markets Fund); AIM Series Trust (which includes one fund: AIM Global Trends Fund); and GT Global Floating Rate Fund, Inc.


    (b) Directors and Officers of A I M Distributors, Inc.

    The business address of each person listed is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

NAME AND PRINCIPAL                      POSITION AND OFFICES WITH
BUSINESS ADDRESS                        PRINCIPAL UNDERWRITER
--------------------------------------  ---------------------------------------------------------------------------
Charles T. Bauer                        Chairman of the Board of Directors

Michael J. Cemo                         President & Director

Gary T. Crum                            Director

Robert H. Graham                        Senior Vice President & Director

William G. Littlepage                   Senior Vice President & Director

John J. Caldwell                        Senior Vice President

Marilyn M. Miller                       Senior Vice President

James L. Salners                        Senior Vice President

NAME AND PRINCIPAL                      POSITION AND OFFICES WITH
BUSINESS ADDRESS                        PRINCIPAL UNDERWRITER
--------------------------------------  ---------------------------------------------------------------------------
Gordon J. Sprague                       Senior Vice President

Michael C. Vessels                      Senior Vice President

B.J. Thompson                           First Vice President

James R. Anderson                       Vice President

John J. Arthur                          Vice President & Treasurer

Mary K. Coleman                         Vice President

Melville B. Cox                         Vice President & Chief Compliance Officer

Charles R. Dewey                        Vice President

Sidney M. Dilgren                       Vice President

Tony D. Green                           Vice President

William H. Kleh                         Vice President

Ofelia M. Mayo                          Vice President, General Counsel & Assistant Secretary

Terri L. Ransdell                       Vice President

Carol F. Relihan                        Vice President

Kamala C. Sachidanandan                 Vice President

Frank V. Serebrin                       Vice President

Christopher T. Simutis                  Vice President

Robert D. Van Sant, Jr.                 Vice President

Gary K. Wendler                         Vice President

David E. Hessel                         Assistant Vice President, Assistant Treasurer & Controller

Kathleen J. Pflueger                    Secretary

Luke P. Beausoleil                      Assistant Vice President

Tisha B. Christopher                    Assistant Vice President

Glenda A. Dayton                        Assistant Vice President

Kathleen M. Douglas                     Assistant Vice President

Terri N. Fiedler                        Assistant Vice President

Mary E. Gentempo                        Assistant Vice President

NAME AND PRINCIPAL                      POSITION AND OFFICES WITH
BUSINESS ADDRESS                        PRINCIPAL UNDERWRITER
--------------------------------------  ---------------------------------------------------------------------------
Jeffrey L. Horne                        Assistant Vice President

Melissa E. Hudson                       Assistant Vice President

Jodie L. Johnson                        Assistant Vice President

Kathryn A. Jordan                       Assistant Vice President

Wayne W. LaPlante                       Assistant Vice President

Kim T. Lankford                         Assistant Vice President

Ivy B. McLemore                         Assistant Vice President

David B. O'Neil                         Assistant Vice President

Patricia M. Shyman                      Assistant Vice President

Nicholas D. White                       Assistant Vice President

Norman W. Woodson                       Assistant Vice President

Nancy L. Martin                         Assistant General Counsel & Assistant Secretary

Samuel D. Sirko                         Assistant General Counsel & Assistant Secretary

Stephen I. Winer                        Assistant Secretary

    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its sub-adviser, INVESCO (NY), Inc., 50 California Street, San Francisco, CA 94111.



    Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.


ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and the State of California, on the 6th day of July, 1998.


                                          AIM GROWTH SERIES

                                          By: William J. Guilfoyle*
                                             President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 6th day of July, 1998.



William J. Guilfoyle*                         President, Trustee and
                                              Chairman of the Board
                                              (Principal Executive Officer)

/s/  KENNETH W. CHANCEY                       Vice President and Principal
-------------------------------------------   Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                            Trustee

Arthur C. Patterson*                          Trustee

Frank S. Bayley*                              Trustee

Ruth H. Quigley*                              Trustee

*By: /s/  MICHAEL A. SILVER
     -------------------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed

                                   SIGNATURES


    Growth Portfolio has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 6th day of July, 1998.


                                          GROWTH PORTFOLIO

                                          By:  William J. Guilfoyle*
                                               President


    This Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 6th day of July, 1998.



William J. Guilfoyle*                         President, Trustee and
                                              Chairman of the Board
                                              (Principal Executive Officer)

/S/  KENNETH W. CHANCEY                       Vice President and
-------------------------------------------   Principal Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                            Trustee

Arthur C. Patterson*                          Trustee

Frank S. Bayley*                              Trustee

Ruth H. Quigley*                              Trustee

*By: /S/  MICHAEL A. SILVER
     -------------------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed